First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 79.0%

Australia - 0.4%
Newcrest Mining Ltd.	9,296,442	179,677,472

Belgium - 1.6%
Groupe Bruxelles Lambert SA	6,813,598	792,757,002

Brazil - 1.5%
Ambev SA, ADR	103,309,902	327,492,389
Itausa SA (Preference)	43,428,671	93,140,355
Wheaton Precious Metals Corp.	7,523,631	347,215,571
		767,848,315
Canada - 3.3%
Agnico Eagle Mines Ltd.	2,298,700	148,707,981
Barrick Gold Corp.	11,518,361	250,754,719
Franco-Nevada Corp.	769,497	123,078,812
Imperial Oil Ltd.	10,896,401	298,524,356
Nutrien Ltd.	8,017,778	476,256,013
Power Corp. of Canada	11,884,483	379,320,386
		1,676,642,267
China - 0.7%
Alibaba Group Holding Ltd., ADR*	869,066	169,632,993
Prosus NV*	1,771,254	158,028,547
		327,661,540
France - 4.3%
Danone SA	10,211,219	751,071,580
Legrand SA	2,088,047	235,314,429
LVMH Moet Hennessy Louis Vuitton SE	227,447	182,109,389
Rexel SA*	2,490,245	52,573,876
Saint Jean Groupe SA*	93,252	2,654,884
Sanofi	4,486,722	462,461,400
Sodexo SA*	3,827,240	326,101,848
Wendel SE	1,067,994	149,909,028
		2,162,196,434
Germany - 0.6%
Brenntag SE	1,126,149	112,479,113
Henkel AG & Co. KGaA (Preference)	2,036,833	206,503,579
		318,982,692
Hong Kong - 2.0%
CK Asset Holdings Ltd.	29,853,500	203,114,270
Guoco Group Ltd.	12,748,580	146,026,390
Hongkong Land Holdings Ltd.	31,759,300	144,091,193
Hysan Development Co. Ltd.	23,322,348	91,835,037
Jardine Matheson Holdings Ltd.	6,979,771	415,266,246
		1,000,333,136
Ireland - 0.3%
CRH plc	3,284,015	164,132,148

Japan - 8.3%
Chofu Seisakusho Co. Ltd.(a)	3,224,200	58,656,396
FANUC Corp.	2,442,000	546,929,223
Hirose Electric Co. Ltd.	1,555,415	233,011,545
Hoshizaki Corp.	2,080,300	174,688,930
Hoya Corp.	1,355,340	191,332,851
Keyence Corp.	566,600	315,597,895
Komatsu Ltd.	6,756,000	169,298,908
Mitsubishi Electric Corp.	21,420,200	290,613,236
Mitsubishi Estate Co. Ltd.	19,435,380	304,881,342
MS&AD Insurance Group Holdings, Inc.	6,001,220	185,504,074
Olympus Corp.	2,001,224	41,183,889
Secom Co. Ltd.	6,337,130	479,661,208
Shimano, Inc.	1,551,090	397,046,656
SMC Corp.	518,356	308,149,092
Sompo Holdings, Inc.	9,373,500	387,519,943
T Hasegawa Co. Ltd.(a)	3,002,800	69,950,894
USS Co. Ltd.	997,600	17,366,167
		4,171,392,249
Mexico - 0.8%
Fomento Economico Mexicano SAB de CV, ADR	2,945,225	257,324,308
Fresnillo plc	6,146,081	69,919,793
Industrias Penoles SAB de CV*	6,401,020	90,261,416
		417,505,517
Norway - 0.3%
Orkla ASA	14,016,004	127,299,027

South Korea - 1.7%
Hyundai Mobis Co. Ltd.	612,650	142,340,102
KT&G Corp.	5,242,098	375,280,873
Lotte Confectionery Co. Ltd.	161,797	19,969,404
Lotte Corp.	913,277	29,984,094
Namyang Dairy Products Co. Ltd.	7,644	4,016,625
NAVER Corp.	304,531	114,778,249
Samsung Electronics Co. Ltd. (Preference)	3,025,981	189,958,675
		876,328,022
Sweden - 1.3%
Investor AB, Class A	9,619,932	239,028,507
Investor AB, Class B	11,255,824	278,745,084
Svenska Handelsbanken AB, Class A	12,783,537	144,061,667
		661,835,258
Switzerland - 2.6%
Cie Financiere Richemont SA (Registered)	6,374,537	815,744,562
Nestle SA (Registered)	3,679,697	465,958,848
		1,281,703,410
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,862,904	567,209,123

Thailand - 0.3%
Bangkok Bank PCL, NVDR	47,278,400	147,480,102

United Kingdom - 6.1%
BAE Systems plc	6,893,452	55,268,533
Berkeley Group Holdings plc	5,151,125	346,814,616
British American Tobacco plc	18,940,473	704,441,188
Diageo plc	3,750,155	185,956,164

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Shares	Value ($)
GlaxoSmithKline plc	14,146,132	279,298,734
Linde plc	828,640	254,715,650
Linde plc	423,859	129,973,989
Lloyds Banking Group plc	437,703,164	276,745,275
Reckitt Benckiser Group plc	3,552,491	271,764,336
Unilever plc	9,917,900	571,666,643
		3,076,645,128
United States - 41.8%
Alleghany Corp.*	362,794	240,568,701
Alphabet, Inc., Class A*	134,718	363,001,692
Alphabet, Inc., Class C*	148,554	401,752,409
American Express Co.	3,272,942	558,134,799
Analog Devices, Inc.	2,347,969	393,096,970
Anthem, Inc.	1,331,473	511,298,947
Bank of New York Mellon Corp. (The)	10,924,432	560,751,095
Becton Dickinson and Co.	983,219	251,458,259
Berkshire Hathaway, Inc., Class A*	728	304,959,200
Booking Holdings, Inc.*	165,236	359,926,969
Boston Properties, Inc., REIT	1,627,005	190,977,847
Brown & Brown, Inc.	5,245,466	285,353,350
CH Robinson Worldwide, Inc.(a)	7,172,180	639,543,291
Charles Schwab Corp. (The)	3,586,920	243,731,214
Colgate-Palmolive Co.	7,521,578	597,965,451
Comcast Corp., Class A	20,976,453	1,234,044,730
Cummins, Inc.	1,379,077	320,083,772
Deere & Co.	1,084,809	392,256,086
DENTSPLY SIRONA, Inc.	4,436,276	292,971,667
Douglas Emmett, Inc., REIT	4,485,027	149,799,902
Equity Residential, REIT	3,941,263	331,578,456
Expeditors International of Washington, Inc.	1,672,498	214,497,868
Exxon Mobil Corp.	17,715,752	1,019,895,843
Facebook, Inc., Class A*	2,379,256	847,728,913
Flowserve Corp.(a)	7,892,216	332,183,371
General Dynamics Corp.	242,088	47,456,511
HCA Healthcare, Inc.	1,502,337	372,880,043
IPG Photonics Corp.*	1,109,086	241,958,202
J G Boswell Co.	2,485	1,990,485
Kraft Heinz Co. (The)	4,471,740	172,027,838
Microsoft Corp.	2,016,253	574,450,642
Mills Music Trust(a)	31,592	1,280,740
Newmont Corp.	8,146,408	511,757,351
NOV, Inc.*(a)	24,797,848	342,458,281
Oracle Corp.	18,452,220	1,607,926,451
Philip Morris International, Inc.	8,199,501	820,688,055
PPG Industries, Inc.	784,198	128,232,057
Royal Gold, Inc.	1,295,545	157,434,628
salesforce.com, Inc.*	1,339,249	324,004,511
San Juan Basin Royalty Trust(a)	3,908,035	20,009,139
Schlumberger NV	18,099,708	521,814,582
Scotts Miracle-Gro Co. (The)	52,123	9,223,686
Teradata Corp.*(a)	9,658,435	479,637,882
Texas Instruments, Inc.	2,221,032	423,373,120
Travelers Cos., Inc. (The)	2,167,437	322,774,718
Truist Financial Corp.	3,096,287	168,530,901
UGI Corp.	6,123,570	281,622,984
Union Pacific Corp.	1,349,610	295,240,684
Universal Health Services, Inc., Class B	2,116,279	339,472,314
US Bancorp	6,565,740	364,661,200
W R Berkley Corp.	3,504,173	256,400,338
Wells Fargo & Co.	6,712,587	308,376,247
Weyerhaeuser Co., REIT	12,883,978	434,576,578
Willis Towers Watson plc	2,076,485	427,922,029
		20,995,742,999
TOTAL COMMON STOCKS (Cost $24,443,076,393)		39,713,371,841

Investments	Ounces	Value ($)
COMMODITIES - 10.3%

Gold bullion*
(Cost $3,015,662,623)	2,848,707	5,168,123,766

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.1%

Colombia - 0.2%
Republic of Colombia
5.75%, 11/3/2027	COP	424,900,400,000	105,679,820

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	853,795,000,000	64,801,250

Malaysia - 0.2%
Malaysia Government Bond
3.42%, 8/15/2022	MYR	443,682,000	106,831,846

Mexico - 0.4%
Mex Bonos Desarr Fix Rt
6.50%, 6/9/2022	MXN	1,940,060,000	98,272,658
8.00%, 12/7/2023	MXN	911,940,000	47,902,590
10.00%, 12/5/2024	MXN	536,240,000	29,990,649
			176,165,897
Peru - 0.2%
Republic of Peru
8.20%, 8/12/2026(b)	PEN	249,858,000	73,631,264

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $548,135,730)			527,110,077

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(c)

United States - 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $5,044,948)	5,467,000	5,863,358

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(c)

Switzerland - 0.0%(c)
Cie Financiere Richemont SA, expiring 11/22/2023*
(Cost $–)	12,749,074	9,288,943

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 9.6%

COMMERCIAL PAPER - 9.5%
American Honda Finance Corp.
0.19%, 8/4/2021(d)	55,461,000	55,460,075
0.22%, 8/6/2021(d)	45,000,000	44,998,950
0.17%, 8/18/2021(d)	70,464,000	70,459,054
0.18%, 8/26/2021(d)	43,016,000	43,010,838
0.18%, 9/9/2021(d)	23,456,000	23,451,272
0.17%, 9/10/2021(d)	43,130,000	43,121,043
0.18%, 9/22/2021(d)	30,107,000	30,098,329
0.19%, 10/5/2021(d)	79,003,000	78,973,594
Aon Corp.
0.15%, 8/24/2021(d)	30,000,000	29,996,938
0.18%, 9/20/2021(d)	50,000,000	49,987,794
Apple, Inc.
0.03%, 9/8/2021(b)(d)	32,704,000	32,702,183
0.03%, 9/13/2021(b)(d)	27,561,000	27,559,277
0.05%, 9/16/2021(b)(d)	21,550,000	21,548,506
0.05%, 9/20/2021(b)(d)	39,324,000	39,320,876
0.06%, 10/19/2021(b)(d)	37,186,000	37,180,980
BASF SE
0.10%, 8/9/2021(b)(d)	36,858,000	36,856,894
BNG Bank NV
0.05%, 8/6/2021(b)(d)	85,714,000	85,712,833
0.09%, 8/19/2021(b)(d)	36,201,000	36,199,351
0.07%, 9/10/2021(b)(d)	47,150,000	47,144,609
0.07%, 9/14/2021(b)(d)	29,320,000	29,316,254
0.10%, 10/4/2021(b)(d)	30,062,000	30,056,378
BP Capital Markets plc
0.11%, 11/10/2021(d)	18,358,000	18,350,857
CenterPoint Energy, Inc.	22,661,000	22,660,753
0.11%, 8/2/2021(d)
Chevron Corp.
0.06%, 8/10/2021(b)(d)	31,615,000	31,614,275
0.06%, 8/12/2021(b)(d)	36,201,000	36,199,993
0.06%, 8/13/2021(b)(d)	37,937,000	37,935,835
Entergy Corp.
0.10%, 8/2/2021(b)(d)	14,664,000	14,663,841
Erste Abwicklungsanstalt
0.08%, 9/7/2021(b)(d)	47,203,000	47,198,193
0.08%, 9/13/2021(d)	73,400,000	73,391,743
0.10%, 10/1/2021(b)(d)	51,659,000	51,649,869
0.10%, 10/5/2021(b)(d)	14,740,000	14,737,202
Export Development Corp.
0.07%, 8/4/2021(d)	22,890,000	22,889,841
0.05%, 8/5/2021(d)	19,474,000	19,473,838
0.05%, 8/11/2021(d)	18,994,000	18,993,645
0.05%, 8/17/2021(d)	15,847,000	15,846,525
0.05%, 8/18/2021(d)	17,177,000	17,176,456
0.05%, 9/7/2021(d)	29,809,000	29,807,062
0.06%, 10/4/2021(d)	17,531,000	17,529,136
Exxon Mobil Corp.
0.05%, 9/22/2021(d)	21,896,000	21,894,029
FMS Wertmanagement
0.14%, 8/10/2021(b)(d)	25,526,000	25,525,376
0.09%, 8/11/2021(b)(d)	31,694,000	31,693,155
0.09%, 8/12/2021(b)(d)	27,483,000	27,482,206
0.09%, 8/17/2021(b)(d)	78,968,000	78,964,762
0.07%, 8/23/2021(b)(d)	62,938,000	62,934,392
0.07%, 8/24/2021(d)	72,877,000	72,872,597
0.09%, 9/21/2021(d)	76,916,000	76,905,809
0.10%, 9/27/2021(d)	26,603,000	26,599,076
0.10%, 10/7/2021(b)(d)	15,925,000	15,922,161
0.10%, 10/13/2021(b)(d)	47,226,000	47,216,653
General Motors Financial Co., Inc.
0.24%, 8/2/2021(d)	29,326,000	29,325,379
Hitachi International Treasury Ltd.
0.11%, 8/2/2021(d)	26,660,000	26,659,753
Hydro-Quebec
0.04%, 8/11/2021(b)(d)	17,108,000	17,107,715
0.04%, 8/12/2021(b)(d)	50,442,000	50,441,089
0.04%, 8/13/2021(b)(d)	15,847,000	15,846,692
0.05%, 9/9/2021(b)(d)	56,769,000	56,765,768

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
0.03%, 9/20/2021(b)(d)	21,027,000	21,025,481
0.04%, 10/1/2021(b)(d)	35,062,000	35,058,871
0.05%, 10/12/2021(b)(d)	42,277,000	42,272,220
Kreditanstalt fuer Wiederaufbau
0.05%, 8/6/2021(d)	21,730,000	21,729,704
0.05%, 8/9/2021(d)	43,378,000	43,377,157
0.07%, 10/14/2021(b)(d)	55,074,000	55,063,536
0.08%, 11/1/2021(b)(d)	54,750,000	54,736,991
Linde, Inc.
0.04%, 8/3/2021(d)	20,848,000	20,847,861
LVMH Moet Hennessy Louis Vuitton SE
0.14%, 8/2/2021(d)	33,051,000	33,050,835
0.14%, 8/5/2021(b)(d)	48,688,000	48,687,513
0.09%, 10/5/2021(b)(d)	42,884,000	42,876,099
LVMH Moet Hennessy Louis Vuitton, Inc.
0.14%, 8/3/2021(b)(d)	32,302,000	32,301,785
MetLife Short Term Funding LLC
0.09%, 8/3/2021(b)(d)	23,368,000	23,367,829
0.06%, 8/27/2021(d)	50,000,000	49,997,705
0.04%, 8/30/2021(b)(d)	61,320,000	61,316,831
0.05%, 8/31/2021(b)(d)	24,735,000	24,733,681
0.04%, 9/10/2021(b)(d)	63,960,000	63,955,523
0.05%, 9/13/2021(b)(d)	72,013,000	72,007,599
0.06%, 9/15/2021(b)(d)	60,000,000	59,995,222
0.07%, 10/7/2021(b)(d)	16,593,000	16,590,678
Mitsui & Co. USA, Inc.
0.14%, 8/2/2021(d)	6,665,000	6,664,906
Nederlandse Waterschapsbank NV
0.09%, 9/30/2021(b)(d)	30,000,000	29,994,782
Nestle Capital Corp.
0.04%, 8/9/2021(b)(d)	16,418,000	16,417,790
0.05%, 8/18/2021(b)(d)	15,847,000	15,846,666
Nestle Finance International Ltd.
0.06%, 8/25/2021(d)	30,000,000	29,998,917
Nordea Bank Abp
0.12%, 8/11/2021(b)(d)	65,670,000	65,668,424
0.12%, 8/13/2021(d)	32,835,000	32,834,068
0.08%, 9/28/2021(d)	40,000,000	39,994,667
0.08%, 9/29/2021(d)	40,000,000	39,994,510
NRW Bank
0.06%, 8/4/2021(d)	70,207,000	70,206,249
0.07%, 8/23/2021(b)(d)	21,230,000	21,228,825
0.08%, 9/16/2021(b)(d)	17,383,000	17,380,868
0.09%, 9/17/2021(b)(d)`	48,861,000	48,854,815
0.08%, 10/4/2021(b)(d)	50,000,000	49,990,650
0.11%, 10/12/2021(b)(d)	37,186,000	37,177,974
0.10%, 10/21/2021(b)(d)	6,150,000	6,148,469
0.10%, 10/22/2021(b)(d)	31,482,000	31,474,067
Nutrien Ltd.
0.14%, 9/7/2021(d)	13,685,000	13,682,687
0.14%, 9/8/2021(d)	27,370,000	27,365,256
0.15%, 9/22/2021(d)	17,490,000	17,485,645
Province of Quebec
0.04%, 8/9/2021(b)(d)	32,835,000	32,834,544
0.05%, 8/16/2021(b)(d)	68,807,000	68,805,473
0.04%, 8/19/2021(b)(d)	26,960,000	26,959,371
0.03%, 8/31/2021(b)(d)	19,731,000	19,730,298
0.03%, 9/2/2021(b)(d)	38,264,000	38,262,555
0.04%, 9/8/2021(d)	62,867,000	62,864,206
0.03%, 9/15/2021(b)(d)	35,037,000	35,035,170
0.05%, 10/1/2021(b)(d)	50,000,000	49,996,413
0.06%, 10/6/2021(d)	36,600,000	36,597,027
PSP Capital, Inc.
0.04%, 8/20/2021(b)(d)	105,054,000	105,050,078
0.06%, 9/1/2021(b)(d)	36,194,000	36,191,611
0.05%, 9/2/2021(d)	34,530,000	34,527,619
0.05%, 9/14/2021(b)(d)	35,037,000	35,033,419
0.07%, 9/24/2021(b)(d)	44,135,000	44,129,508
QUALCOMM, Inc.
0.12%, 8/3/2021(b)(d)	16,418,000	16,417,836
0.12%, 9/16/2021(b)(d)	30,247,000	30,242,967
Sanofi
0.06%, 9/21/2021(b)(d)	47,910,000	47,905,768
0.07%, 9/23/2021(b)(d)	28,824,000	28,821,358
Schlumberger Holdings Corp.
0.08%, 8/17/2021(d)	50,000,000	49,997,700
Siemens Capital Co. LLC
0.06%, 9/21/2021(b)(d)	30,180,000	30,177,556

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
ST Engineering North America, Inc.
0.08%, 8/19/2021(b)(d)	16,176,000	16,175,461
TotalEnergies Capital Canada Ltd.
0.11%, 8/2/2021(b)(d)	66,102,000	66,101,537
0.11%, 8/10/2021(b)(d)	58,421,000	58,419,483
0.10%, 8/16/2021(b)(d)	22,106,000	22,105,154
0.07%, 9/1/2021(b)(d)	83,834,000	83,827,084
0.10%, 10/6/2021(b)(d)	49,765,000	49,756,258
Travelers Cos., Inc. (The)
0.04%, 8/2/2021(b)(d)	50,000,000	49,999,709
Unilever Capital Corp.
0.03%, 8/3/2021(b)(d)	43,827,000	43,826,708
0.03%, 8/25/2021(b)(d)	5,155,000	5,154,739
0.03%, 9/2/2021(b)(d)	24,087,000	24,085,407
0.04%, 9/7/2021(b)(d)	22,028,000	22,026,330
TOTAL COMMERCIAL PAPER (Cost $4,779,942,660)		4,779,893,407

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
0.00%, 9/23/2021(d)	15,000,000	14,999,025
0.03%, 11/12/2021(d)	15,000,000	14,997,864
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,998,817)		29,996,889

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (e)(Cost $126,145)	126,145	126,145
TOTAL SHORT-TERM INVESTMENTS (Cost $4,810,067,622)		4,810,016,441

Total Investments - 100.0% (Cost $32,821,987,316)		50,233,774,426
Other assets less liabilities - 0.0%		9,391,132
Net Assets - 100.0%		50,243,165,558

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2021 amounted to $3,242,373,566, which represents approximately 6.45% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of July 31, 2021.
(e)	Represents 7-day effective yield as of July 31, 2021.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	82,002,000	USD	96,773,840	HSBC Bank plc	8/18/2021	529,841
USD	99,845,389	EUR	82,002,000	HSBC Bank plc	8/18/2021	2,541,708
GBP	20,145,000	USD	27,526,793	UBS AG	9/15/2021	477,819
USD	156,150,535	EUR	131,029,000	UBS AG	9/15/2021	581,768
GBP	26,782,000	USD	36,609,655	Goldman Sachs	10/20/2021	624,021
USD	149,422,079	EUR	123,087,000	Goldman Sachs	10/20/2021	3,179,459
USD	130,963,449	GBP	92,706,000	Goldman Sachs	10/20/2021	2,078,932
EUR	93,715,000	USD	110,832,045	Bank of New York Mellon	11/17/2021	581,846
USD	114,620,474	EUR	93,715,000	Bank of New York Mellon	11/17/2021	3,206,583
USD	114,627,184	EUR	96,146,000	JPMorgan Chase Bank	1/19/2022	149,539
Total unrealized appreciation						13,951,516
USD	118,475,356	GBP	86,069,000	UBS AG	9/15/2021	(1,173,638)
Total unrealized depreciation						(1,173,638)
Net unrealized appreciation						12,777,878

Abbreviations
ADR	American Depositary Receipt
COP	Colombian Peso
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.2%
Air Freight & Logistics	1.7
Auto Components	0.3
Banks	3.0
Beverages	1.5
Capital Markets	1.6
Chemicals	2.1
Commercial Services & Supplies	1.0
Commodities	10.3
Construction Materials	0.3
Consumer Finance	1.1
Diversified Financial Services	3.5
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	1.7
Entertainment	0.0	*
Equity Real Estate Investment Trusts (REITs)	2.1
Food Products	3.1

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Foreign Government Securities	1.1%
Gas Utilities	0.6
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	1.4
Household Durables	0.8
Household Products	2.1
Industrial Conglomerates	1.2
Insurance	4.9
Interactive Media & Services	3.4
Internet & Direct Marketing Retail	0.7
Leisure Products	0.8
Machinery	4.5
Media	2.5
Metals & Mining	3.7
Oil, Gas & Consumable Fuels	2.7
Personal Products	1.1
Pharmaceuticals	1.5
Real Estate Management & Development	1.5
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	2.8
Software	5.9
Specialty Retail	0.0 *
Technology Hardware, Storage & Peripherals	0.4
Textiles, Apparel & Luxury Goods	2.0
Tobacco	3.8
Trading Companies & Distributors	0.3
Short-Term Investments	9.6
Total Investments	100.0%

*	Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2021	Market Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2021	Dividend Income
COMMON STOCKS—4.3%
Japan—0.7%
Chofu Seisakusho Co. Ltd.	3,224,200	$65,662,564	$–	$–	$–	$(7,006,168)	$58,656,396	$921,309
Hirose Electric Co. Ltd.^	1,555,415	276,532,947	–	(61,053,991)	17,005,952	526,637	233,011,545	1,522,498
T Hasegawa Co. Ltd.	3,002,800	58,518,604	–	–	–	11,432,290	69,950,894	590,857
		400,714,115	–	(61,053,991)	17,005,952	4,952,759	361,618,835	3,034,664

South Korea—0.0% (a)
Namyang Dairy Products Co. Ltd. ^	7,644	9,013,160		(15,024,456)	8,892,152	1,135,769	4,016,625	30,572

United States—3.6%
CH Robinson Worldwide, Inc.	7,172,180	634,235,877	–	–	–	5,307,414	639,543,291	10,973,435
Flowserve Corp.	7,892,216	229,821,330	–	–	–	102,362,041	332,183,371	4,735,330
Mills Music Trust	31,592	1,168,904	–	–	–	111,836	1,280,740	67,005
NOV, Inc.*(b)	24,797,848	199,639,163	15,533,251	–	–	127,285,867	342,458,281	–
San Juan Basin Royalty Trust	3,908,035	12,818,355	–	–	–	7,190,784	20,009,139	1,713,068
Teradata Corp.*	9,658,435	177,425,451	–	–	–	302,212,431	479,637,882	–
		1,255,109,080	15,533,251	–	–	544,470,373	1,815,112,704	17,488,838

Total COMMON STOCKS		1,664,836,355	15,533,251	(76,078,447)	25,898,104	550,558,901	2,180,748,164	20,554,074
Total		$1,664,836,355	$15,533,251	$(76,078,447)	$25,898,104	$550,558,901	$2,180,748,164	$20,554,074

* Non-income producing security.

^ Represents an unaffiliated issuer as of July 31, 2021.

(a)Represents less than 0.05% of net assets.

(b)Formerly known as National Oilwell Varco, Inc.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 76.2%

Australia - 0.3%
Newcrest Mining Ltd.	2,725,136	52,670,210

Belgium - 2.6%
Groupe Bruxelles Lambert SA	3,253,637	378,558,217
Legris Industries SE*‡(a)(b)(c)	905,366	18,311,537
		396,869,754
Brazil - 2.3%
Ambev SA, ADR	65,314,679	207,047,532
Itausa SA (Preference)	21,245,421	45,564,509
Wheaton Precious Metals Corp.	2,256,314	104,128,891
		356,740,932
Canada - 5.8%
Agnico Eagle Mines Ltd.	717,589	46,422,417
Barrick Gold Corp.	3,513,293	76,484,389
Franco-Nevada Corp.	224,985	35,985,698
Imperial Oil Ltd.	8,488,821	232,564,846
Nutrien Ltd.	4,880,537	289,903,898
Power Corp. of Canada	6,484,234	206,959,120
		888,320,368
Chile - 1.3%
Cia Cervecerias Unidas SA, ADR(b)	9,392,572	199,686,081

China - 1.0%
Alibaba Group Holding Ltd., ADR*	370,986	72,412,757
Prosus NV*	805,565	71,871,266
		144,284,023
France - 6.8%
Danone SA	5,117,957	376,443,993
Laurent-Perrier(b)	558,938	67,630,101
Legrand SA	851,876	96,002,971
LVMH Moet Hennessy Louis Vuitton SE	30,062	24,069,662
Rexel SA*	1,721,446	36,343,046
Saint Jean Groupe SA*	18,420	524,417
Sanofi	1,976,892	203,764,851
Sodexo SA*	1,804,517	153,754,750
Wendel SE	493,657	69,292,188
		1,027,825,979
Germany - 1.8%
Brenntag SE	694,013	69,317,618
FUCHS PETROLUB SE (Preference)	1,722,146	85,812,055
Henkel AG & Co. KGaA (Preference)	1,110,242	112,561,485
		267,691,158
Hong Kong - 4.3%
CK Asset Holdings Ltd.	16,771,500	114,108,262
Great Eagle Holdings Ltd.	22,777,700	71,333,341
Guoco Group Ltd.	7,806,340	89,416,362
Hongkong Land Holdings Ltd.	15,883,500	72,063,064
Hysan Development Co. Ltd.	17,500,405	68,910,315
Jardine Matheson Holdings Ltd.	3,892,300	231,575,048
		647,406,392
Ireland - 0.5%
CRH plc	1,586,739	79,303,803

Japan - 16.8%
As One Corp.	709,140	96,346,677
Chofu Seisakusho Co. Ltd.(b)	1,829,100	33,275,980
Daiichikosho Co. Ltd.(b)	2,866,280	100,393,333
FANUC Corp.	1,241,140	277,975,322
Hirose Electric Co. Ltd.	919,830	137,796,671
Hoshizaki Corp.	932,800	78,329,969
Hoya Corp.	558,630	78,861,593
Kansai Paint Co. Ltd.	3,559,930	87,429,786
Keyence Corp.	255,000	142,035,763
Komatsu Ltd.	3,814,300	95,582,715
Mitsubishi Electric Corp.	10,867,500	147,442,103
Mitsubishi Estate Co. Ltd.	13,600,150	213,344,529
MS&AD Insurance Group Holdings, Inc.	2,734,700	84,532,477
Nagaileben Co. Ltd.	1,687,224	39,798,946
Olympus Corp.	840,372	17,294,310
Pilot Corp.	241,300	8,293,642
Secom Co. Ltd.	3,108,600	235,291,817
Shimano, Inc.	710,470	181,865,486
SK Kaken Co. Ltd.	87,561	33,806,179
SMC Corp.	255,490	151,882,126
Sompo Holdings, Inc.	6,347,500	262,418,823
T Hasegawa Co. Ltd.	1,906,436	44,410,850
USS Co. Ltd.	425,500	7,407,081
Yokogawa Electric Corp.	13,600	209,225
		2,556,025,403
Mexico - 1.5%
Fomento Economico Mexicano SAB de CV, ADR	1,956,404	170,931,018
Fresnillo plc	1,698,076	19,317,858
Grupo Mexico SAB de CV, Series B	566,938	2,597,697
Industrias Penoles SAB de CV*	2,246,692	31,680,826
		224,527,399
Netherlands - 1.8%
HAL Trust	618,494	108,890,078
Royal Dutch Shell plc, Class A	8,311,366	168,831,575
		277,721,653
Norway - 0.8%
Orkla ASA	13,903,113	126,273,705

Singapore - 2.0%
ComfortDelGro Corp. Ltd.	20,481,815	23,761,237
Haw Par Corp. Ltd.(b)	19,447,213	192,098,581
United Overseas Bank Ltd.	828,500	16,017,878
UOL Group Ltd.	14,128,300	75,933,573
		307,811,269

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Shares	Value ($)
South Korea - 3.7%
Fursys, Inc.(b)	872,463	27,241,051
Hyundai Mobis Co. Ltd.	383,757	89,160,223
KT&G Corp.	2,525,785	180,820,504
Lotte Confectionery Co. Ltd.	104,605	12,910,620
Lotte Corp.	772,717	25,369,323
Namyang Dairy Products Co. Ltd.	4,387	2,305,198
Namyang Dairy Products Co. Ltd. (Preference)(b)	15,711	4,865,815
NAVER Corp.	126,327	47,612,860
NongShim Co. Ltd.	203,663	58,239,394
Samsung Electronics Co. Ltd. (Preference)	1,863,921	117,009,315
		565,534,303
Sweden - 3.2%
Industrivarden AB, Class C	1,572,517	60,195,913
Investor AB, Class A	5,450,968	135,441,367
Investor AB, Class B	8,384,352	207,634,457
Svenska Handelsbanken AB, Class A	8,041,032	90,616,899
		493,888,636
Switzerland - 4.2%
Cie Financiere Richemont SA (Registered)	2,792,597	357,366,475
Nestle SA (Registered)	2,199,560	278,529,575
		635,896,050
Taiwan - 1.9%
Taiwan Secom Co. Ltd.	8,545,694	28,745,744
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,219,495	258,881,897
		287,627,641
Thailand - 0.6%
Bangkok Bank PCL, NVDR	21,880,059	68,252,592
Thai Beverage PCL	52,214,985	25,005,456
		93,258,048
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	9,010,620	25,044,947

United Kingdom - 9.9%
BAE Systems plc	3,187,739	25,557,828
Berkeley Group Holdings plc	1,972,051	132,774,124
British American Tobacco plc	8,470,873	315,051,891
Diageo plc	1,711,810	84,882,257
GlaxoSmithKline plc	7,145,873	141,086,855
Great Portland Estates plc, REIT	1,005,391	10,640,620
Hiscox Ltd.*	7,851,225	95,339,345
Linde plc	379,496	116,370,324
Lloyds Banking Group plc	217,111,612	137,272,512
Reckitt Benckiser Group plc	1,827,421	139,797,076
Ultra Electronics Holdings plc	400,204	17,622,436
Unilever plc	5,101,676	294,060,032
		1,510,455,300
United States - 2.9%
Newmont Corp.	2,780,992	174,701,917
Royal Gold, Inc.	407,717	49,545,770
Willis Towers Watson plc	1,045,261	215,407,387
		439,655,074
TOTAL COMMON STOCKS (Cost $7,641,208,087)		11,604,518,128

Investments	Ounces	Value ($)
COMMODITIES - 10.0%

Gold bullion*
(Cost $799,500,107)	836,267	1,517,156,301

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.9%

Colombia - 0.3%
Republic of Colombia
5.75%, 11/3/2027	COP	197,257,600,000	49,061,257

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	267,431,000,000	20,297,452

Malaysia - 0.3%
Malaysia Government Bond
3.42%, 8/15/2022	MYR	181,499,000	43,702,186

Mexico - 0.5%
Mex Bonos Desarr Fix Rt
6.50%, 6/9/2022	MXN	668,090,000	33,841,727
8.00%, 12/7/2023	MXN	377,210,000	19,814,172
10.00%, 12/5/2024	MXN	366,710,000	20,509,232
			74,165,131
Peru - 0.2%
Republic of Peru
8.20%, 8/12/2026(d)	PEN	102,111,000	30,091,340

Singapore - 0.5%
Republic of Singapore
3.13%, 9/1/2022	SGD	97,397,000	74,024,451

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $299,854,435)			291,341,817

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(e)

Switzerland - 0.0%(e)
Cie Financiere Richemont SA, expiring 11/22/2023*
(Cost $–)	5,585,194	4,069,358
See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 11.9%

COMMERCIAL PAPER - 11.8%
American Honda Finance Corp.
0.19%, 8/4/2021(f)	13,462,000	13,461,776
0.17%, 8/18/2021(f)	13,776,000	13,775,033
0.18%, 8/26/2021(f)	11,984,000	11,982,562
0.18%, 9/9/2021(f)	16,544,000	16,540,665
0.17%, 9/10/2021(f)	21,870,000	21,865,458
0.18%, 9/22/2021(f)	24,893,000	24,885,831
Apple, Inc.
0.03%, 9/8/2021(d)(f)	7,296,000	7,295,595
0.03%, 9/13/2021(d)(f)	19,439,000	19,437,785
0.05%, 9/16/2021(d)(f)	20,437,000	20,435,583
0.05%, 9/20/2021(d)(f)	10,676,000	10,675,152
0.06%, 10/19/2021(d)(f)	12,814,000	12,812,270
BASF SE
0.10%, 8/9/2021(d)(f)	20,842,000	20,841,375
BNG Bank NV
0.04%, 8/6/2021(d)(f)	39,286,000	39,285,465
0.09%, 8/19/2021(d)(f)	13,799,000	13,798,371
0.07%, 9/10/2021(d)(f)	27,850,000	27,846,816
0.07%, 9/14/2021(d)(f)	20,680,000	20,677,358
0.10%, 10/4/2021(d)(f)	39,688,000	39,680,578
BP Capital Markets plc
0.11%, 11/10/2021(f)	6,642,000	6,639,416
CenterPoint Energy, Inc.
0.11%, 8/2/2021(f)	16,746,000	16,745,817
Chevron Corp.
0.06%, 8/10/2021(d)(f)	18,385,000	18,384,579
0.06%, 8/12/2021(d)(f)	13,799,000	13,798,616
0.06%, 8/13/2021(d)(f)	22,063,000	22,062,322
Entergy Corp.
0.10%, 8/2/2021(d)(f)	10,836,000	10,835,883
Erste Abwicklungsanstalt
0.08%, 9/7/2021(d)(f)	27,797,000	27,794,169
0.10%, 10/1/2021(d)(f)	23,341,000	23,336,875
0.10%, 10/5/2021(d)(f)	6,660,000	6,658,736
Export Development Corp.
0.05%, 8/5/2021(f)	5,526,000	5,525,954
0.05%, 8/11/2021(f)	6,006,000	6,005,888
0.05%, 8/17/2021(f)	8,722,000	8,721,738
0.05%, 8/18/2021(f)	7,823,000	7,822,752
0.05%, 9/7/2021(f)	9,597,000	9,596,376
0.06%, 10/4/2021(f)	7,158,000	7,157,239
Exxon Mobil Corp.
0.05%, 9/22/2021(f)	18,104,000	18,102,371
FMS Wertmanagement
0.14%, 8/10/2021(d)(f)	13,274,000	13,273,676
0.09%, 8/11/2021(d)(f)	17,445,000	17,444,535
0.09%, 8/12/2021(d)(f)	12,517,000	12,516,638
0.09%, 8/17/2021(d)(f)	19,732,000	19,731,191
0.07%, 8/23/2021(d)(f)	37,062,000	37,059,875
0.07%, 8/24/2021(f)	27,123,000	27,121,361
0.09%, 9/21/2021(f)	22,240,000	22,237,053
0.10%, 9/27/2021(f)	23,397,000	23,393,549
0.10%, 10/7/2021(d)(f)	8,075,000	8,073,561
0.10%, 10/13/2021(d)(f)	16,274,000	16,270,779
General Motors Financial Co., Inc.
0.24%, 8/2/2021(f)	21,672,000	21,671,541
Hitachi International Treasury Ltd.
0.11%, 8/2/2021(f)	19,701,000	19,700,818
Hydro-Quebec
0.04%, 8/11/2021(d)(f)	7,792,000	7,791,870
0.04%, 8/12/2021(d)(f)	15,948,000	15,947,712
0.04%, 8/13/2021(d)(f)	8,722,000	8,721,831
0.06%, 9/9/2021(d)(f)	25,179,000	25,177,566
0.03%, 9/20/2021(d)(f)	8,973,000	8,972,352
0.04%, 10/1/2021(d)(f)	14,317,000	14,315,722
0.05%, 10/12/2021(d)(f)	7,723,000	7,722,127
Kreditanstalt fuer Wiederaufbau
0.05%, 8/6/2021(f)	3,970,000	3,969,946
0.05%, 8/9/2021(f)	20,778,000	20,777,596
0.07%, 10/14/2021(d)(f)	19,926,000	19,922,214
Linde, Inc.
0.04%, 8/3/2021(f)	8,952,000	8,951,940
LVMH Moet Hennessy Louis Vuitton SE
0.14%, 8/2/2021(f)	16,258,000	16,257,919
0.14%, 8/5/2021(d)(f)	25,562,000	25,561,744
0.09%, 10/5/2021(d)(f)	22,957,000	22,952,770
LVMH Moet Hennessy Louis Vuitton, Inc.
0.14%, 8/3/2021(d)(f)	17,698,000	17,697,882
MetLife Short Term Funding LLC
0.09%, 8/3/2021(d)(f)	6,632,000	6,631,951
0.04%, 8/30/2021(d)(f)	13,680,000	13,679,293
0.05%, 8/31/2021(d)(f)	5,527,000	5,526,705
0.06%, 9/15/2021(d)(f)	15,000,000	14,998,806
0.07%, 10/7/2021(d)(f)	15,949,000	15,946,769
Mitsui & Co. USA, Inc.
0.14%, 8/2/2021(f)	4,925,000	4,924,930
Nederlandse Waterschapsbank NV
0.09%, 9/30/2021(d)(f)	20,000,000	19,996,521
Nestle Capital Corp.
0.04%, 8/9/2021(d)(f)	5,102,000	5,101,935
0.05%, 8/18/2021(d)(f)	8,722,000	8,721,816
Nestle Finance International Ltd.
0.06%, 8/25/2021(f)	10,000,000	9,999,639

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nordea Bank Abp
0.12%, 8/11/2021(d)(f)	20,410,000	20,409,510
0.12%, 8/13/2021(f)	10,205,000	10,204,710
0.08%, 9/28/2021(f)	10,000,000	9,998,667
0.08%, 9/29/2021(f)	10,000,000	9,998,628
NRW Bank
0.06%, 8/4/2021(f)	29,609,000	29,608,684
0.08%, 9/16/2021(d)(f)	7,417,000	7,416,090
0.09%, 9/17/2021(d)(f)	17,189,000	17,186,824
0.11%, 10/12/2021(d)(f)	12,814,000	12,811,234
0.10%, 10/21/2021(d)(f)	18,850,000	18,845,306
0.10%, 10/22/2021(d)(f)	13,518,000	13,514,594
Nutrien Ltd.
0.14%, 9/7/2021(f)	11,315,000	11,313,088
0.14%, 9/8/2021(f)	22,630,000	22,626,077
0.15%, 9/22/2021(f)	7,510,000	7,508,130
Province of Quebec
0.04%, 8/9/2021(d)(f)	10,205,000	10,204,858
0.05%, 8/16/2021(d)(f)	33,726,000	33,725,252
0.04%, 8/19/2021(d)(f)	15,582,000	15,581,636
0.03%, 8/31/2021(d)(f)	11,619,000	11,618,587
0.03%, 9/2/2021(d)(f)	8,536,000	8,535,677
0.04%, 9/8/2021(f)	37,133,000	37,131,350
0.04%, 9/15/2021(d)(f)	14,963,000	14,962,219
0.06%, 10/6/2021(f)	30,000,000	29,997,563
PSP Capital, Inc.
0.04%, 8/20/2021(d)(f)	34,820,000	34,818,700
0.06%, 9/1/2021(d)(f)	19,376,000	19,374,721
0.05%, 9/2/2021(f)	7,716,000	7,715,468
0.05%, 9/14/2021(d)(f)	14,963,000	14,961,471
0.07%, 9/24/2021(d)(f)	9,150,000	9,148,861
QUALCOMM, Inc.
0.12%, 8/3/2021(d)(f)	5,102,000	5,101,949
0.12%, 9/16/2021(d)(f)	26,603,000	26,599,453
Sanofi
0.06%, 9/21/2021(d)(f)	27,090,000	27,087,607
0.07%, 9/23/2021(d)(f)	7,826,000	7,825,283
Siemens Capital Co. LLC
0.06%, 9/21/2021(d)(f)	6,743,000	6,742,454
ST Engineering North America, Inc.
0.08%, 8/19/2021(d)(f)	9,349,000	9,348,688
TotalEnergies Capital Canada Ltd.
0.11%, 8/2/2021(d)(f)	32,516,000	32,515,772
0.11%, 8/10/2021(d)(f)	16,579,000	16,578,570
0.10%, 8/16/2021(d)(f)	12,778,000	12,777,511
0.07%, 9/1/2021(d)(f)	28,076,000	28,073,684
0.10%, 10/6/2021(d)(f)	25,235,000	25,230,567
Unilever Capital Corp.
0.03%, 8/3/2021(d)(f)	17,896,000	17,895,881
0.03%, 8/25/2021(d)(f)	3,045,000	3,044,846
0.03%, 9/2/2021(d)(f)	12,113,000	12,112,199
0.04%, 9/7/2021(d)(f)	12,972,000	12,971,016
TOTAL COMMERCIAL PAPER (Cost $1,796,391,943)		1,796,373,922

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
0.01%, 9/23/2021(f)	10,000,000	9,999,350
0.02%, 11/12/2021(f)	10,000,000	9,998,576
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,999,211)		19,997,926

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (g)(Cost $37,011)	37,011	37,011
TOTAL SHORT-TERM INVESTMENTS (Cost $1,816,428,165)		1,816,408,859

Total Investments - 100.0% (Cost $10,556,990,794)		15,233,494,463
Liabilities in excess of other assets - 0.0%		(4,644,178)
Net Assets - 100.0%		15,228,850,285

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $18,311,537, which represents approximately 0.12% of net assets of the Fund.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents a security that is subject to legal or contractual restrictions on resale.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2021 amounted to $1,282,527,729, which represents approximately 8.42% of net assets of the Fund.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown was the current yield as of July 31, 2021.
(g)	Represents 7-day effective yield as of July 31, 2021.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	49,641,000	USD	58,583,330	HSBC Bank plc	8/18/2021	320,746
USD	60,442,733	EUR	49,641,000	HSBC Bank plc	8/18/2021	1,538,657
GBP	9,053,000	USD	12,370,318	UBS AG	9/15/2021	214,728
USD	92,740,040	EUR	77,820,000	UBS AG	9/15/2021	345,520
GBP	11,369,000	USD	15,540,855	Goldman Sachs	10/20/2021	264,898
USD	87,761,663	EUR	72,294,000	Goldman Sachs	10/20/2021	1,867,426
USD	56,514,063	GBP	40,005,000	Goldman Sachs	10/20/2021	897,112
EUR	49,807,000	USD	58,904,249	Bank of New York Mellon	11/17/2021	309,236
USD	60,917,697	EUR	49,807,000	Bank of New York Mellon	11/17/2021	1,704,212
USD	61,103,659	EUR	51,252,000	JPMorgan Chase Bank	1/19/2022	79,714
Total unrealized appreciation						7,542,249
USD	51,878,135	GBP	37,688,000	UBS AG	9/15/2021	(513,914)
Total unrealized depreciation						(513,914)
Net unrealized appreciation						7,028,335

Abbreviations
ADR	American Depositary Receipt
COP	Colombian Peso
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$20.23

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments July 31, 2021
(unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2021	Market Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2021	Dividend Income
Common Stock — 4.2%
Belgium — 0.1%
Legris Industries SE*‡(a)(b)	905,366	$8,129,690	$–	$–	$–	$10,181,847	$18,311,537	$–

Chile — 1.3%
Cia Cervecerias Unidas SA	9,392,572	101,064,075	–	–	–	98,622,006	199,686,081	3,199,536

France — 0.4%
Laurent-Perrier	558,938	45,954,829	–	–	–	21,675,272	67,630,101	564,891

Japan — 0.9%
Chofu Seisakusho Co. Ltd.	1,829,100	37,250,603	–	–	–	(3,974,623)	33,275,980	522,662
Daiichikosho Co. Ltd.	2,866,280	91,899,275	5,851,902	–	–	2,642,156	100,393,333	1,332,670
		129,149,878	5,851,902	–	–	(1,332,467)	133,669,313	1,855,332

Singapore — 1.3%
Haw Par Corp. Ltd.	19,447,213	133,533,111	–	–	–	58,565,470	192,098,581	2,192,059

South Korea — 0.2%
Fursys, Inc.	872,463	22,683,276	–	–	–	4,557,775	27,241,051	667,008
Namyang Dairy Products Co. Ltd. (Preference)	15,711	3,228,542	–	(2,739,693)	2,529,757	1,847,209	4,865,815	21,821
		25,911,818	–	(2,739,693)	2,529,757	6,404,984	32,106,866	688,829

Total COMMON STOCKS		443,743,401	5,851,902	(2,739,693)	2,529,757	194,117,112	643,502,479	8,500,647
Total		$443,743,401	$5,851,902	$(2,739,693)	$2,529,757	$194,117,112	$643,502,479	$8,500,647

* Non-income producing security.

‡ Value determined using significant unobservable inputs.

(a)Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $18,311,537, which represents approximately 0.12% of net assets of the Fund.

(b)Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.3%
Auto Components	0.6
Banks	2.3
Beverages	5.0
Chemicals	4.3
Commercial Services & Supplies	2.0
Commodities	10.0
Construction Materials	0.5
Consumer Finance	0.1
Diversified Financial Services	6.3
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	1.8
Entertainment	0.7
Equity Real Estate Investment Trusts (REITs)	0.1
Food Products	5.6
Foreign Government Securities	1.9
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.6
Hotels, Restaurants & Leisure	1.0
Household Durables	1.1
Household Products	1.7
Industrial Conglomerates	2.4
Insurance	5.7
Interactive Media & Services	0.3
Internet & Direct Marketing Retail	0.9
Leisure Products	1.2
Machinery	4.0
Metals & Mining	3.9
Oil, Gas & Consumable Fuels	2.6
Personal Products	1.9
Pharmaceuticals	3.5
Real Estate Management & Development	4.0
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	1.7
Specialty Retail	0.0 *
Technology Hardware, Storage & Peripherals	0.8
Textiles, Apparel & Luxury Goods	2.6
Tobacco	3.3
Trading Companies & Distributors	0.7
Short-Term Investments	11.9
Total Investments	100.0%

*	Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 79.9%

Aerospace & Defense - 0.2%
General Dynamics Corp.	12,035	2,359,221

Air Freight & Logistics - 3.1%
CH Robinson Worldwide, Inc.	326,601	29,123,011
Expeditors International of Washington, Inc.	89,172	11,436,309
		40,559,320
Banks - 3.0%
Truist Financial Corp.	170,230	9,265,619
US Bancorp	345,798	19,205,621
Wells Fargo & Co.	247,457	11,368,174
		39,839,414
Capital Markets - 3.3%
Bank of New York Mellon Corp. (The)	607,458	31,180,819
Charles Schwab Corp. (The)	186,176	12,650,659
		43,831,478
Chemicals - 2.6%
Linde plc (United Kingdom)	33,234	10,215,799
Nutrien Ltd. (Canada)	291,774	17,331,375
PPG Industries, Inc.	36,734	6,006,744
Scotts Miracle-Gro Co. (The)	2,359	417,449
		33,971,367
Consumer Finance - 1.7%
American Express Co.	130,853	22,314,362

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class A*	38	15,918,200

Electronic Equipment, Instruments & Components - 1.0%
IPG Photonics Corp.*	57,728	12,593,941

Energy Equipment & Services - 2.6%
NOV, Inc.*	998,989	13,796,038
Schlumberger NV	719,018	20,729,289
		34,525,327
Equity Real Estate Investment Trusts (REITs) - 3.4%
Boston Properties, Inc.	64,068	7,520,302
Douglas Emmett, Inc.	180,342	6,023,423
Equity Residential	161,312	13,571,178
Weyerhaeuser Co.	505,903	17,064,108
		44,179,011
Food Products - 0.6%
Kraft Heinz Co. (The)	206,681	7,951,018

Gas Utilities - 0.9%
UGI Corp.	242,612	11,157,726

Health Care Equipment & Supplies - 2.0%
Becton Dickinson and Co.	38,874	9,942,026
DENTSPLY SIRONA, Inc.	248,830	16,432,733
		26,374,759
Health Care Providers & Services - 5.3%
Anthem, Inc.	64,857	24,905,737
HCA Healthcare, Inc.	98,362	24,413,448
Universal Health Services, Inc., Class B	123,366	19,789,140
		69,108,325
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc.*	8,032	17,495,784

Household Products - 2.9%
Colgate-Palmolive Co.	479,090	38,087,655

Insurance - 5.7%
Alleghany Corp.*	19,289	12,790,536
Brown & Brown, Inc.	371,421	20,205,302
Travelers Cos., Inc. (The)	113,399	16,887,379
W R Berkley Corp.	181,882	13,308,306
Willis Towers Watson plc	54,200	11,169,536
		74,361,059
Interactive Media & Services - 6.3%
Alphabet, Inc., Class A*	7,298	19,664,680
Alphabet, Inc., Class C*	7,454	20,158,747
Facebook, Inc., Class A*	120,766	43,028,926
		82,852,353
Machinery - 3.8%
Cummins, Inc.	70,664	16,401,114
Deere & Co.	49,813	18,011,883
Flowserve Corp.	378,708	15,939,820
		50,352,817
Media - 4.1%
Comcast Corp., Class A	920,308	54,141,720

Metals & Mining - 3.2%
Agnico Eagle Mines Ltd. (Canada)	82,024	5,306,314
Barrick Gold Corp. (Canada)	311,133	6,773,365
Franco-Nevada Corp. (Canada)	21,527	3,443,181
Newcrest Mining Ltd. (Australia)	236,346	4,567,990
Newmont Corp.	261,386	16,420,269
Royal Gold, Inc.	38,764	4,710,601
		41,221,720
Oil, Gas & Consumable Fuels - 2.9%
Exxon Mobil Corp.	659,372	37,960,046

Road & Rail - 1.5%
Union Pacific Corp.	89,296	19,534,393

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	143,380	24,004,680
Texas Instruments, Inc.	128,555	24,505,154
		48,509,834
Software - 10.3%
Microsoft Corp.	115,611	32,938,730

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Shares	Value ($)
Oracle Corp.	736,977	64,220,176
salesforce.com, Inc.*	58,794	14,224,032
Teradata Corp.*	463,744	23,029,527
		134,412,465
Tobacco - 3.3%
Philip Morris International, Inc.	435,178	43,556,966

TOTAL COMMON STOCKS (Cost $554,375,345)		1,047,170,281

Investments	Ounces	Value ($)
COMMODITIES - 10.2%

Gold bullion (Cost $79,442,806)*	73,531	133,399,764

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.9%

Oil, Gas & Consumable Fuels - 1.9%
Enterprise Products Partners LP	526,087	11,873,784
Magellan Midstream Partners LP	288,808	13,458,453

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $23,074,793)		25,332,237

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(a)

Health Care Equipment & Supplies - 0.0%(a)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $551,424)	600,000	643,500

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 8.3%

COMMERCIAL PAPER - 3.7%
Apple, Inc.
0.05%, 9/16/2021(b)(c)	8,013,000	8,012,444
CenterPoint Energy, Inc.
0.11%, 8/2/2021(c)	5,579,000	5,578,939
Entergy Corp.
0.10%, 8/2/2021(b)(c)	3,610,000	3,609,961
General Motors Financial Co., Inc.
0.24%, 8/2/2021(c)	7,220,000	7,219,847
Hitachi International Treasury Ltd. (Japan)
0.11%, 8/2/2021(c)	6,564,000	6,563,939
LVMH Moet Hennessy Louis Vuitton SE (France)
0.09%, 10/5/2021(b)(c)	2,296,000	2,295,577
MetLife Short Term Funding LLC
0.04%, 9/10/2021(b)(c)	2,654,000	2,653,814
0.05%, 9/13/2021(b)(c)	2,987,000	2,986,776
0.07%, 10/7/2021(b)(c)	5,958,000	5,957,167
Mitsui & Co. USA, Inc.
0.14%, 8/2/2021(c)	1,641,000	1,640,977
PSP Capital, Inc. (Canada)
0.06%, 9/1/2021(b)(c)	1,938,000	1,937,872
TOTAL COMMERCIAL PAPER (Cost $48,457,840)		48,457,313

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(a)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.03%, (d)
(Cost $19,259)	19,259	19,259

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 4.6%
U.S. Treasury Bills
0.00%, 9/23/2021(c)	15,000,000	14,999,025
0.03%, 11/12/2021(c)	20,000,000	19,997,152
0.05%, 11/26/2021(c)	25,000,000	24,996,174
TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,994,803)		59,992,351

TOTAL SHORT-TERM INVESTMENTS (Cost $108,471,902)		108,468,923

Total Investments - 100.3% (Cost $765,916,270)		1,315,014,705
Liabilities in excess of other assets - (0.3%)		(4,469,804)
Net Assets - 100.0%		1,310,544,901

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2021 amounted to $27,453,611, which represents approximately 2.09% of net assets of the Fund.
(c)	The rate shown was the current yield as of July 31, 2021.
(d)	Represents 7-day effective yield as of July 31, 2021.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.2%
Air Freight & Logistics	3.1
Banks	3.0
Capital Markets	3.3
Chemicals	2.6
Commodities	10.2
Consumer Finance	1.7
Diversified Financial Services	1.2
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	2.6
Equity Real Estate Investment Trusts (REITs)	3.4
Food Products	0.6
Gas Utilities	0.9
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	5.3
Hotels, Restaurants & Leisure	1.3
Household Products	2.9
Insurance	5.7
Interactive Media & Services	6.3
Machinery	3.8
Media	4.1
Metals & Mining	3.1
Oil, Gas & Consumable Fuels	4.8
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	3.7
Software	10.3
Tobacco	3.3
Short-Term Investments	8.3
Total Investments	100.3%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 64.5%

Australia - 3.6%
Newcrest Mining Ltd.	4,387,239	84,794,593

Brazil - 6.4%
Wheaton Precious Metals Corp.	3,230,739	149,098,605

Canada - 34.9%
Agnico Eagle Mines Ltd.	1,068,425	69,118,773
Alamos Gold, Inc., Class A	9,110,996	74,050,577
B2Gold Corp.	17,612,461	73,832,295
Barrick Gold Corp.	6,871,570	149,594,079
Dundee Precious Metals, Inc.(a)	12,549,706	75,946,041
Franco-Nevada Corp.	427,322	68,348,914
Kinross Gold Corp.	2,275,478	14,927,136
Kirkland Lake Gold Ltd.	2,681,741	114,676,885
MAG Silver Corp.*	3,280,988	65,141,129
Novagold Resources, Inc.*	11,267,639	88,112,937
Orla Mining Ltd.*	5,733,294	24,172,111
		817,920,877
Mexico - 2.9%
Fresnillo plc	4,277,558	48,662,875
Industrias Penoles SAB de CV*	1,403,600	19,792,302
		68,455,177
Tanzania, United Republic of - 1.1%
AngloGold Ashanti Ltd., ADR	1,286,240	25,789,112

United States - 15.6%
Newmont Corp.	3,988,123	250,533,887
Royal Gold, Inc.	955,142	116,068,856
		366,602,743
TOTAL COMMON STOCKS (Cost $897,283,678)		1,512,661,107

Investments	Ounces	Value ($)
COMMODITIES - 24.3%

Gold bullion*	275,076	499,042,847
Silver bullion*	2,776,530	70,740,157
TOTAL COMMODITIES (Cost $403,682,164)		569,783,004

Investments	Number of Rights	Value ($)
RIGHTS - 0.3%

Canada - 0.3%
Pan American Silver Corp., CVR, expiring 2/22/2029*
(Cost $45,973,715)	6,835,667	5,717,352

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 11.0%

COMMERCIAL PAPER - 11.0%
American Honda Finance Corp.
0.19%, 10/5/2021(b)	9,997,000	9,993,279
CenterPoint Energy, Inc.
0.11%, 8/2/2021(b)	22,684,000	22,683,752
Entergy Corp.
0.10%, 8/2/2021(b)(c)	14,678,000	14,677,841
Export Development Corp.
0.05%, 9/7/2021(b)	10,594,000	10,593,311
General Motors Financial Co., Inc.
0.24%, 8/2/2021(b)	29,355,000	29,354,379
Hitachi International Treasury Ltd.
0.11%, 8/2/2021(b)	26,687,000	26,686,753
Hydro-Quebec
0.05%, 9/9/2021(b)(c)	17,385,000	17,384,010
Kreditanstalt fuer Wiederaufbau
0.05%, 8/9/2021(b)	10,844,000	10,843,789
LVMH Moet Hennessy Louis Vuitton SE
0.09%, 10/5/2021(b)(c)	6,863,000	6,861,736
MetLife Short Term Funding LLC
0.05%, 8/31/2021(b)(c)	5,555,000	5,554,704
Mitsui & Co. USA, Inc.
0.14%, 8/2/2021(b)	6,672,000	6,671,905
Nestle Capital Corp.
0.04%, 8/9/2021(b)(c)	3,063,000	3,062,961
Nestle Finance International Ltd.
0.06%, 8/25/2021(b)	10,000,000	9,999,639
Nordea Bank Abp
0.12%, 8/11/2021(b)(c)	12,251,000	12,250,706
0.12%, 8/13/2021(b)	6,126,000	6,125,826
NRW Bank
0.09%, 9/17/2021(b)(c)	10,000,000	9,998,734
Province of Quebec
0.04%, 8/9/2021(b)(c)	6,126,000	6,125,915
0.05%, 8/16/2021(b)(c)	3,228,000	3,227,928
0.04%, 8/19/2021(b)(c)	6,791,000	6,790,842
PSP Capital, Inc.
0.04%, 8/20/2021(b)(c)	6,926,000	6,925,742
0.06%, 9/1/2021(b)(c)	5,792,000	5,791,618
0.05%, 9/2/2021(b)	7,754,000	7,753,465
QUALCOMM, Inc.
0.12%, 8/3/2021(b)(c)	3,063,000	3,062,969
Siemens Capital Co. LLC
0.06%, 9/21/2021(b)(c)	6,777,000	6,776,451
ST Engineering North America, Inc.
0.08%, 8/19/2021(b)(c)	4,075,000	4,074,864

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
TotalEnergies Capital Canada Ltd.
0.10%, 8/16/2021(b)(c)	5,569,000	5,568,787
TOTAL COMMERCIAL PAPER (Cost $258,843,935)		258,841,906

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(d)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (e)(Cost $42,744)	42,744	42,744
TOTAL SHORT-TERM INVESTMENTS (Cost $258,886,679)		258,884,650

Total Investments - 100.1% (Cost $1,605,826,236)		2,347,046,113
Liabilities in excess of other assets - (0.1)%		(1,731,300)
Net Assets - 100.0%		2,345,314,813

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of July 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2021 amounted to $118,135,808, which represents approximately 5.04% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of July 31, 2021.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	24.3%
Metals & Mining	64.8
Short-Term Investments	11.0
Total Investments	100.1%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2021	Market Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2021	Dividend Income
Common Stock—3.2%
Canada
Dundee Precious Metals, Inc.	12,549,706	$75,809,420	$6,947,418	$–	$–	$(6,810,797)	$75,946,041	$937,567
Total Common Stock		$75,809,420	$6,947,418	$–	$–	$(6,810,797)	$75,946,041	$937,567

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund

Schedule of Investments

July 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 65.8%

Belgium - 2.5%
Groupe Bruxelles Lambert SA	288,053	33,514,750

Brazil - 1.4%
Ambev SA, ADR	3,604,077	11,424,924
Itausa SA (Preference)	1,185,607	2,542,741
Wheaton Precious Metals Corp.(a)	111,232	5,133,357
		19,101,022
Canada - 3.6%
Agnico Eagle Mines Ltd.	51,582	3,336,953
Franco-Nevada Corp.	38,495	6,157,164
Imperial Oil Ltd.	287,984	7,889,783
Nutrien Ltd.(a)	162,543	9,655,054
Power Corp. of Canada	692,979	22,118,006
		49,156,960
Chile - 1.7%
Cia Cervecerias Unidas SA, ADR	988,140	21,007,856
Quinenco SA	1,012,388	1,921,694
		22,929,550
France - 4.4%
Danone SA	409,081	30,089,367
Sanofi	151,208	15,585,513
Sodexo SA*	147,121	12,535,516
Wendel SE	15,480	2,172,851
		60,383,247
Germany - 1.4%
Brenntag SE	28,969	2,893,407
FUCHS PETROLUB SE (Preference)	183,857	9,161,330
Henkel AG & Co. KGaA (Preference)	74,528	7,555,994
		19,610,731
Hong Kong - 4.9%
CK Asset Holdings Ltd.	2,196,000	14,940,926
Great Eagle Holdings Ltd.	1,749,774	5,479,799
Guoco Group Ltd.	167,700	1,920,890
Hongkong Land Holdings Ltd.	1,549,600	7,030,499
Hysan Development Co. Ltd.	1,193,083	4,697,933
Jardine Matheson Holdings Ltd.	505,700	30,086,967
Mandarin Oriental International Ltd.*	1,433,700	2,850,674
		67,007,688
Japan - 2.8%
FANUC Corp.	20,800	4,658,529
Komatsu Ltd.	101,500	2,543,493
Mitsubishi Electric Corp.	413,000	5,603,275
MS&AD Insurance Group Holdings, Inc.	46,500	1,437,364
Secom Co. Ltd.	213,100	16,129,668
Sompo Holdings, Inc.	162,600	6,722,222
USS Co. Ltd.	81,300	1,415,266
Yokogawa Electric Corp.	1,500	23,076
		38,532,893
Mexico - 1.7%
Coca-Cola Femsa SAB de CV, ADR	159,312	9,012,280
Fomento Economico Mexicano SAB de CV, ADR	109,992	9,610,001
Fresnillo plc	330,580	3,760,784
Grupo Mexico SAB de CV, Series B	37,296	170,890
		22,553,955
Netherlands - 0.5%
HAL Trust	38,889	6,846,673

Norway - 1.0%
Orkla ASA	1,473,534	13,383,233

Singapore - 0.5%
ComfortDelGro Corp. Ltd.	1,015,700	1,178,328
UOL Group Ltd.	1,001,900	5,384,784
		6,563,112
South Korea - 1.9%
KT&G Corp.	277,804	19,887,939
Samsung Electronics Co. Ltd. (Preference)	91,052	5,715,871
		25,603,810
Spain - 0.3%
Zardoya Otis SA	516,424	3,499,702

Sweden - 2.3%
Industrivarden AB, Class C	189,168	7,241,347
Investor AB, Class A	642,316	15,959,763
Svenska Handelsbanken AB, Class A	689,773	7,773,267
		30,974,377
Switzerland - 4.1%
Cie Financiere Richemont SA (Registered)	186,050	23,808,674
Nestle SA (Registered)	256,690	32,504,572
		56,313,246
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	35,510	4,141,886

Thailand - 0.7%
Bangkok Bank PCL, NVDR	1,644,800	5,130,784
Thai Beverage PCL	9,335,100	4,470,526
		9,601,310
Turkey - 0.4%
Coca-Cola Icecek A/S	602,620	6,060,589

United Kingdom - 9.6%
BAE Systems plc	187,514	1,503,401
Berkeley Group Holdings plc	157,614	10,611,825
British American Tobacco plc	804,987	29,939,379
Diageo plc	109,223	5,415,960
GlaxoSmithKline plc	781,272	15,425,297
Great Portland Estates plc, REIT	94,696	1,002,221

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund

Schedule of Investments

July 31, 2021 (unaudited)

Investments	Shares	Value ($)
Hiscox Ltd.*	526,234	6,390,188
Linde plc(a)	21,286	6,543,104
Linde plc	12,807	3,927,195
Lloyds Banking Group plc	9,349,373	5,911,300
Reckitt Benckiser Group plc	96,240	7,362,327
Unilever plc	628,526	36,228,168
		130,260,365
United States - 19.8%
American Express Co.(a)	23,781	4,055,374
Analog Devices, Inc.(a)	16,314	2,731,290
Anthem, Inc.(a)	27,144	10,423,567
Bank of New York Mellon Corp. (The)(a)	283,179	14,535,578
Becton Dickinson and Co.(a)	26,534	6,786,070
Boston Properties, Inc., REIT(a)	61,203	7,184,008
CH Robinson Worldwide, Inc.(a)	115,489	10,298,154
Colgate-Palmolive Co.(a)	255,488	20,311,296
Comcast Corp., Class A(a)	47,073	2,769,305
Cummins, Inc.	9,924	2,303,360
Douglas Emmett, Inc., REIT	244,995	8,182,833
Equity Residential, REIT(a)	136,143	11,453,711
Exxon Mobil Corp.(a)	565,703	32,567,522
General Dynamics Corp.(a)	7,297	1,430,431
HCA Healthcare, Inc.(a)	35,562	8,826,488
Kraft Heinz Co. (The)(a)	148,824	5,725,259
Microsoft Corp.(a)	21,517	6,130,408
Oracle Corp.(a)	162,644	14,172,798
Philip Morris International, Inc.(a)	282,396	28,265,016
PPG Industries, Inc.(a)	4,617	754,972
Royal Gold, Inc.(a)	53,578	6,510,799
Schlumberger NV(a)	320,204	9,231,481
Texas Instruments, Inc.(a)	62,488	11,911,462
Travelers Cos., Inc. (The)	30,204	4,497,980
Truist Financial Corp.	766	41,693
UGI Corp.(a)	152,737	7,024,375
Union Pacific Corp.(a)	11,663	2,551,398
Universal Health Services, Inc., Class B(a)	17,500	2,807,175
US Bancorp(a)	126,544	7,028,254
Wells Fargo & Co.(a)	300,470	13,803,592
Weyerhaeuser Co., REIT(a)	165,431	5,579,988
		269,895,637
TOTAL COMMON STOCKS (Cost $732,866,948)		895,934,736

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 11.3%

Australia - 0.3%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026(b)	1,825,000	1,980,125
Nufarm Australia Ltd.
5.75%, 4/30/2026(b)	2,633,000	2,708,699
		4,688,824
Canada - 0.1%
Open Text Corp.
3.88%, 2/15/2028(b)	1,106,000	1,141,945
Open Text Holdings, Inc.
4.13%, 2/15/2030(b)	774,000	799,155
		1,941,100
China - 0.4%
NXP BV
4.63%, 6/1/2023(b)	4,400,000	4,712,718

Germany - 0.4%
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026(b)(c)	3,879,000	3,985,479
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027(b)(c)	1,336,632	1,392,588
		5,378,067
Mexico - 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028(b)	9,977,000	9,802,403

Poland - 0.1%
CANPACK SA
3.13%, 11/1/2025(b)	420,000	427,350
2.38%, 11/1/2027‡(b)	601,000	732,734
		1,160,084
United States - 9.3%
ACCO Brands Corp.
4.25%, 3/15/2029(b)	10,177,000	10,164,279
Aircastle Ltd.
4.40%, 9/25/2023	984,000	1,052,431
American Airlines, Inc.
5.50%, 4/20/2026(b)	502,000	525,218
5.75%, 4/20/2029(b)	502,000	541,497
American Tower Corp.
REIT, 2.40%, 3/15/2025	115,000	120,379
AMN Healthcare, Inc.
4.63%, 10/1/2027(b)	1,109,000	1,154,746
Andeavor Logistics LP
3.50%, 12/1/2022	111,000	111,447
Aramark Services, Inc.
5.00%, 4/1/2025(b)	1,541,000	1,581,451
5.00%, 2/1/2028(b)	194,000	201,543
Carnival Corp.
11.50%, 4/1/2023(b)	124,000	139,810
4.00%, 8/1/2028(b)	1,206,000	1,201,031
Centene Corp.
4.25%, 12/15/2027	1,355,000	1,429,525
4.63%, 12/15/2029	684,000	749,630
3.38%, 2/15/2030	1,113,000	1,161,170
Charles River Laboratories International, Inc.
3.75%, 3/15/2029(b)	683,000	700,929
Charter Communications Operating LLC
4.91%, 7/23/2025	1,021,000	1,158,944

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund

Schedule of Investments

July 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
CITGO Petroleum Corp.
7.00%, 6/15/2025(b)	4,631,000	4,754,092
6.38%, 6/15/2026(b)	5,182,000	5,285,640
CommScope, Inc.
5.50%, 3/1/2024(b)	563,000	579,096
Crown Americas LLC
4.50%, 1/15/2023	3,626,000	3,780,105
DCP Midstream Operating LP
6.45%, 11/3/2036‡(b)	1,545,000	1,854,000
Dell International LLC
5.85%, 7/15/2025	2,000,000	2,353,381
6.02%, 6/15/2026	3,103,000	3,735,516
Delta Air Lines, Inc.
4.50%, 10/20/2025(b)	6,155,158	6,616,795
DT Midstream, Inc.
4.13%, 6/15/2029(b)	1,779,000	1,824,542
Edgewell Personal Care Co.
4.13%, 4/1/2029(b)	3,927,000	3,951,544
Energizer Holdings, Inc.
4.75%, 6/15/2028(b)	46,000	47,309
4.38%, 3/31/2029(b)	354,000	356,425
Foot Locker, Inc.
8.50%, 1/15/2022	2,494,000	2,575,055
HCA, Inc.
4.50%, 2/15/2027	1,085,000	1,238,979
Imola Merger Corp.
4.75%, 5/15/2029(b)	3,133,000	3,233,851
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(b)	7,522,000	8,015,631
REIT, 4.50%, 2/15/2031(b)	1,151,000	1,176,898
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(b)	4,015,000	4,120,033
4.88%, 11/1/2026(b)	803,000	828,535
Level 3 Financing, Inc.
3.75%, 7/15/2029(b)	128,000	125,440
Lumen Technologies, Inc.
5.38%, 6/15/2029(b)	751,000	769,775
Meredith Corp.
6.88%, 2/1/2026	1,378,000	1,433,120
Mileage Plus Holdings LLC
6.50%, 6/20/2027(b)	3,324,031	3,619,039
Pilgrim's Pride Corp.
5.88%, 9/30/2027(b)	3,343,000	3,577,077
4.25%, 4/15/2031(b)	2,699,000	2,869,765
SBA Communications Corp.
REIT, 3.13%, 2/1/2029(b)	715,000	702,200
Scripps Escrow II, Inc.
5.38%, 1/15/2031(b)	64,000	63,840
SEG Holding LLC
5.63%, 10/15/2028(b)	5,461,000	5,740,876
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,561,116
Sprint Communications, Inc.
6.00%, 11/15/2022	1,800,000	1,905,354
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(b)	3,107,000	3,293,731
5.13%, 8/1/2030(b)	2,000,000	2,175,000
Teleflex, Inc.
4.63%, 11/15/2027	824,000	869,081
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024(d)(e)	4,424,000	4,705,764
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	3,844,384	4,276,477
Valvoline, Inc.
4.25%, 2/15/2030(b)	224,000	232,680
3.63%, 6/15/2031(b)	511,000	508,445
WESCO Distribution, Inc.
7.13%, 6/15/2025(b)	1,780,000	1,913,482
7.25%, 6/15/2028(b)	2,136,000	2,377,368
Western Digital Corp.
4.75%, 2/15/2026	4,523,000	5,020,530
		126,061,617
TOTAL CORPORATE BONDS (COST $145,979,034)		153,744,813

Investments	Ounces	Value ($)
COMMODITIES - 7.7%

Gold bullion*
(Cost $71,533,113)	57,789	104,840,053

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 5.1%

U.S. Treasury Notes
1.63%, 12/15/2022	9,300,000	9,491,813
2.63%, 6/30/2023	12,267,700	12,839,394
2.63%, 12/31/2023	7,100,000	7,504,367
2.50%, 1/31/2024	12,380,900	13,069,104
1.75%, 6/30/2024	12,850,000	13,376,047
1.75%, 12/31/2024	12,247,000	12,794,766
		69,075,491
TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,114,730)		69,075,491

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 2.2%

United States - 2.2%
Enterprise Products Partners LP(a)	680,764	15,364,843
Magellan Midstream Partners LP(a)	311,730	14,526,618
TOTAL MASTER LIMITED PARTNERSHIPS (COST $26,993,902)		29,891,461

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund

Schedule of Investments

July 31, 2021 (unaudited)

Investments	Shares	Value ($)
PREFERRED STOCKS - 1.6%

United States - 1.6%
Charles Schwab Corp. (The)
Series D 5.95%, 12/01/21(d)	46,239	1,181,869
General American Investors Co., Inc.
Series B 5.95%, 09/03/21(d)	4,712	126,753
MetLife, Inc.
Series A (ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 09/03/21(d)(e)	128,986	3,387,172
Northern Trust Corp.
Series E 4.70%, 01/01/25(d)	101,453	2,770,681
State Street Corp.
Series G (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26(d)(e)	24,946	755,365
Truist Financial Corp.
Series R 4.75%, 09/01/25(d)	175,050	4,644,076
US Bancorp
Series B (ICE LIBOR USD 3 Month + 0.60%), 3.50%, 09/03/21(d)(e)	90,050	2,271,061
Series F (ICE LIBOR USD 3 Month + 4.47%), 6.50%, 01/15/22(d)(e)	259,758	6,725,135
TOTAL PREFERRED STOCKS (COST $21,110,977)		21,862,112

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 1.2%

United States - 1.2%
Wells Fargo & Co.
Series L, 7.50%, (d) (Cost $16,024,854)	11,123	16,823,649

Investments	Shares	Value ($)
CLOSED-END FUNDS - 1.0%

United Kingdom - 1.0%
Caledonia Investments plc (Cost $10,284,424)	291,700	13,238,367

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.6%

Colombia - 0.2%
Republic of Colombia
5.75%, 11/3/2027	COP	11,553,400,000	2,873,523

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	24,460,000,000	1,856,463

Mexico - 0.3%
Mex Bonos Desarr Fix Rt
8.00%, 12/7/2023	MXN	68,770,000	3,612,366

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $8,544,669)			8,342,352

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(f)

Switzerland - 0.0%(f)
Cie Financiere Richemont SA, expiring 11/22/2023*
(Cost $–)	391,032	284,905

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.4%

COMMERCIAL PAPER - 3.4%
CenterPoint Energy, Inc.
0.11%, 8/2/2021(g)	10,685,000	10,684,883
Entergy Corp.
0.10%, 8/2/2021(b)(g)	6,914,000	6,913,925
General Motors Financial Co., Inc.
0.24%, 8/2/2021(g)	13,827,000	13,826,707
Hitachi International Treasury Ltd.
0.11%, 8/2/2021(g)	12,570,000	12,569,884
Mitsui & Co. USA, Inc.
0.14%, 8/2/2021(g)	3,143,000	3,142,956
TOTAL COMMERCIAL PAPER (Cost $47,138,805)		47,138,355

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2021 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(f)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (h)(Cost $12,441)	12,441	12,441

TOTAL SHORT-TERM INVESTMENTS (Cost $47,151,246)		47,150,796

Total Investments - 99.9% (Cost $1,148,603,897)		1,361,188,735
Other assets less liabilities - 0.1%		745,807
Net Assets - 100.0%		1,361,934,542

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2021 amounted to $121,420,734, which represents approximately 8.92% of net assets of the Fund.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Perpetual security. The rate reflected was the rate in effect on July 31, 2021. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2021.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown was the current yield as of July 31, 2021.
(h)	Represents 7-day effective yield as of July 31, 2021.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2021 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,910,000	USD	3,434,207	HSBC Bank plc	8/18/2021	$18,802
USD	3,543,207	EUR	2,910,000	HSBC Bank plc	8/18/2021	90,198
GBP	854,000	USD	1,166,934	UBS AG	9/15/2021	20,256
USD	4,982,602	EUR	4,181,000	UBS AG	9/15/2021	18,564
GBP	381,000	USD	520,808	Goldman Sachs	10/20/2021	8,877
USD	6,618,483	EUR	5,452,000	Goldman Sachs	10/20/2021	140,831
USD	2,996,284	GBP	2,121,000	Goldman Sachs	10/20/2021	47,563
EUR	3,791,000	USD	4,483,426	Bank of New York Mellon	11/17/2021	23,537
USD	4,636,677	EUR	3,791,000	Bank of New York Mellon	11/17/2021	129,714
USD	720,543	EUR	599,000	JPMorgan Chase Bank	12/15/2021	7,936
USD	4,897,640	EUR	4,108,000	JPMorgan Chase Bank	1/19/2022	6,389
Total unrealized appreciation						512,667
USD	3,570,683	GBP	2,594,000	UBS AG	9/15/2021	(35,372)
Total unrealized depreciation						(35,372)
Net unrealized appreciation						$477,295

Written Call Options Contracts as of July 31, 2021

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
American Express Co.		88	USD	(1,500,664)	USD	170.00	9/17/2021	(58,520)
American Express Co.		149	USD	(2,540,897)	USD	175.00	8/20/2021	(31,439)
Analog Devices, Inc.		80	USD	(1,339,360)	USD	190.00	9/17/2021	(4,000)
Anthem, Inc.		43	USD	(1,651,243)	USD	380.00	9/17/2021	(60,888)
Anthem, Inc.		35	USD	(1,344,035)	USD	420.00	12/17/2021	(28,175)
Anthem, Inc.		35	USD	(1,344,035)	USD	420.00	1/21/2022	(38,325)
Anthem, Inc.		35	USD	(1,344,035)	USD	450.00	9/17/2021	(1,050)
Bank of New York Mellon Corp. (The)		275	USD	(1,411,575)	USD	60.00	9/17/2021	(2,063)
Bank of New York Mellon Corp. (The)		274	USD	(1,406,442)	USD	65.00	1/21/2022	(8,905)
Bank of New York Mellon Corp. (The)		258	USD	(1,324,314)	USD	65.00	3/18/2022	(13,545)
Bank of New York Mellon Corp. (The)		279	USD	(1,432,107)	USD	70.00	1/21/2022	(4,185)
Becton Dickinson and Co.		54	USD	(1,381,050)	USD	300.00	12/17/2021	(6,615)
Becton Dickinson and Co.		54	USD	(1,381,050)	USD	310.00	1/21/2022	(8,505)
Becton Dickinson and Co.		54	USD	(1,381,050)	USD	320.00	1/21/2022	(7,425)
Boston Properties, Inc., REIT		115	USD	(1,349,870)	USD	125.00	8/20/2021	(10,350)
Boston Properties, Inc., REIT		124	USD	(1,455,512)	USD	125.00	9/17/2021	(19,530)
CH Robinson Worldwide, Inc.		137	USD	(1,221,629)	USD	115.00	1/21/2022	(4,110)
CH Robinson Worldwide, Inc.		139	USD	(1,239,463)	USD	120.00	8/20/2021	(4,865)
CH Robinson Worldwide, Inc.		268	USD	(2,389,756)	USD	120.00	11/19/2021	(16,080)
CH Robinson Worldwide, Inc.		126	USD	(1,123,542)	USD	120.00	1/21/2022	(6,930)
Colgate-Palmolive Co.		160	USD	(1,272,000)	USD	95.00	11/19/2021	(6,080)
Colgate-Palmolive Co.		166	USD	(1,319,700)	USD	100.00	1/21/2022	(24,070)
Colgate-Palmolive Co.		163	USD	(1,295,850)	USD	105.00	1/21/2022	(32,600)
Comcast Corp., Class A		236	USD	(1,388,388)	USD	65.00	1/21/2022	(31,860)
Comcast Corp., Class A		233	USD	(1,370,739)	USD	65.00	3/18/2022	(41,824)
Enterprise Products Partners LP		526	USD	(1,187,182)	USD	30.00	9/17/2021	(2,630)
Equity Residential, REIT		174	USD	(1,463,862)	USD	90.00	10/15/2021	(15,660)
Equity Residential, REIT		190	USD	(1,598,470)	USD	90.00	1/21/2022	(45,125)
Equity Residential, REIT		182	USD	(1,531,166)	USD	95.00	1/21/2022	(20,930)
Exxon Mobil Corp.		225	USD	(1,295,325)	USD	70.00	8/20/2021	(450)
Exxon Mobil Corp.		235	USD	(1,352,895)	USD	70.00	9/17/2021	(2,820)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2021 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Exxon Mobil Corp.		243	USD	(1,398,951)	USD	72.50	11/19/2021	(8,505)
Exxon Mobil Corp.		234	USD	(1,347,138)	USD	75.00	8/20/2021	(234)
Exxon Mobil Corp.		218	USD	(1,255,026)	USD	75.00	10/15/2021	(4,360)
Exxon Mobil Corp.		208	USD	(1,197,456)	USD	75.00	11/19/2021	(5,200)
Exxon Mobil Corp.		231	USD	(1,329,867)	USD	80.00	1/21/2022	(6,237)
Exxon Mobil Corp.		220	USD	(1,266,540)	USD	85.00	1/21/2022	(3,960)
General Dynamics Corp.		72	USD	(1,411,416)	USD	200.00	8/20/2021	(11,016)
HCA Healthcare, Inc.		73	USD	(1,811,860)	USD	230.00	9/17/2021	(151,986)
HCA Healthcare, Inc.		65	USD	(1,613,300)	USD	240.00	1/21/2022	(145,925)
HCA Healthcare, Inc.		70	USD	(1,737,400)	USD	250.00	9/17/2021	(55,300)
Kraft Heinz Co. (The)		321	USD	(1,234,887)	USD	45.00	10/15/2021	(3,531)
Kraft Heinz Co. (The)		305	USD	(1,173,335)	USD	50.00	1/21/2022	(4,880)
Linde plc		44	USD	(1,349,216)	USD	310.00	10/15/2021	(41,360)
Linde plc		44	USD	(1,352,516)	USD	310.00	12/17/2021	(62,920)
Linde plc		44	USD	(1,352,516)	USD	330.00	10/15/2021	(12,540)
Magellan Midstream Partners LP		302	USD	(1,407,320)	USD	50.00	10/15/2021	(15,100)
Magellan Midstream Partners LP		288	USD	(1,342,080)	USD	50.00	12/17/2021	(23,040)
Magellan Midstream Partners LP		280	USD	(1,304,800)	USD	55.00	12/17/2021	(7,840)
Microsoft Corp.		51	USD	(1,453,041)	USD	275.00	8/20/2021	(57,987)
Microsoft Corp.		54	USD	(1,538,514)	USD	280.00	10/15/2021	(70,254)
Nutrien Ltd.		237	USD	(1,407,780)	USD	60.00	9/17/2021	(62,805)
Nutrien Ltd.		230	USD	(1,366,200)	USD	65.00	9/17/2021	(14,950)
Nutrien Ltd.		237	USD	(1,407,780)	USD	65.00	11/19/2021	(33,180)
Nutrien Ltd.		231	USD	(1,372,140)	USD	65.00	12/17/2021	(41,580)
Oracle Corp.		207	USD	(1,803,798)	USD	75.00	9/17/2021	(263,925)
Oracle Corp.		181	USD	(1,577,234)	USD	85.00	9/17/2021	(84,889)
Oracle Corp.		175	USD	(1,524,950)	USD	95.00	9/17/2021	(16,450)
Oracle Corp.		184	USD	(1,603,376)	USD	95.00	12/17/2021	(49,588)
Oracle Corp.		175	USD	(1,524,950)	USD	95.00	1/21/2022	(56,350)
Philip Morris International, Inc.		143	USD	(1,431,287)	USD	105.00	9/17/2021	(10,296)
Philip Morris International, Inc.		137	USD	(1,371,233)	USD	110.00	12/17/2021	(17,262)
Philip Morris International, Inc.		133	USD	(1,331,197)	USD	110.00	1/21/2022	(19,883)
Philip Morris International, Inc.		133	USD	(1,331,197)	USD	115.00	1/21/2022	(10,973)
Philip Morris International, Inc.		132	USD	(1,321,188)	USD	115.00	3/18/2022	(16,500)
Philip Morris International, Inc.		278	USD	(2,782,502)	USD	120.00	1/21/2022	(12,510)
Philip Morris International, Inc.		140	USD	(1,401,260)	USD	125.00	1/21/2022	(3,850)
PPG Industries, Inc.		46	USD	(752,192)	USD	185.00	1/21/2022	(11,960)
Royal Gold, Inc.		107	USD	(1,300,264)	USD	160.00	1/21/2022	(14,713)
Royal Gold, Inc.		114	USD	(1,385,328)	USD	170.00	1/21/2022	(9,975)
Schlumberger NV		423	USD	(1,219,509)	USD	40.00	8/20/2021	(1,692)
Schlumberger NV		509	USD	(1,467,447)	USD	40.00	11/19/2021	(17,560)
Schlumberger NV		509	USD	(1,467,447)	USD	40.00	1/21/2022	(30,031)
Schlumberger NV		423	USD	(1,219,509)	USD	42.50	8/20/2021	(2,538)
Schlumberger NV		405	USD	(1,167,615)	USD	50.00	1/21/2022	(6,885)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		115	USD	(1,341,360)	USD	115.00	10/15/2021	(70,725)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		113	USD	(1,318,032)	USD	170.00	10/15/2021	(1,073)
Texas Instruments, Inc.		64	USD	(1,219,968)	USD	220.00	10/15/2021	(3,680)
Texas Instruments, Inc.		76	USD	(1,448,712)	USD	220.00	1/21/2022	(22,420)
UGI Corp.		295	USD	(1,356,705)	USD	50.00	10/15/2021	(14,013)
UGI Corp.		288	USD	(1,324,512)	USD	50.00	1/21/2022	(40,320)
Union Pacific Corp.		57	USD	(1,246,932)	USD	240.00	8/20/2021	(513)
Union Pacific Corp.		59	USD	(1,290,684)	USD	240.00	11/19/2021	(16,638)
Universal Health Services, Inc.		90	USD	(1,443,690)	USD	180.00	10/15/2021	(18,675)
Universal Health Services, Inc.		85	USD	(1,363,485)	USD	180.00	12/17/2021	(34,000)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2021 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
US Bancorp		228	USD	(1,266,312)	USD	65.00	9/17/2021	(2,508)
US Bancorp		225	USD	(1,249,650)	USD	70.00	9/17/2021	(675)
US Bancorp		225	USD	(1,249,650)	USD	75.00	9/17/2021	(900)
Wells Fargo & Co.		316	USD	(1,451,704)	USD	50.00	10/15/2021	(31,916)
Wells Fargo & Co.		331	USD	(1,520,614)	USD	55.00	9/17/2021	(3,972)
Wells Fargo & Co.		308	USD	(1,414,952)	USD	60.00	9/17/2021	(1,232)
Wells Fargo & Co.		295	USD	(1,355,230)	USD	60.00	1/21/2022	(13,275)
Weyerhaeuser Co.		386	USD	(1,301,978)	USD	38.00	8/20/2021	(3,860)
Weyerhaeuser Co.		336	USD	(1,133,328)	USD	50.00	1/21/2022	(6,720)
Wheaton Precious Metals Corp.		312	USD	(1,439,880)	USD	60.00	12/17/2021	(21,684)
Wheaton Precious Metals Corp.		302	USD	(1,393,730)	USD	70.00	1/21/2022	(12,985)
								(2,383,858)
Total Written Options Contracts (Premiums Received ($2,239,975))								(2,383,858)

Abbreviations
ADR	American Depositary Receipt
COP	Colombian Peso
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.2%
Air Freight & Logistics	0.8
Airlines	1.1
Auto Components	0.4
Banks	5.7
Beverages	4.9
Capital Markets	1.4
Chemicals	2.5
Closed-ended Funds	0.0	*
Commercial Services & Supplies	2.1
Commodities	7.7
Communications Equipment	0.0	*
Consumer Finance	0.3
Containers & Packaging	0.4
Diversified Financial Services	6.5
Diversified Telecommunication Services	0.1
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	0.0	*
Energy Equipment & Services	0.7
Equity Real Estate Investment Trusts (REITs)	3.2
Food & Staples Retailing	0.4
Food Products	6.8
Foreign Government Securities	0.6
Gas Utilities	0.5
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	1.2
Household Durables	1.2
Household Products	2.7
Industrial Conglomerates	2.5
Insurance	3.3
Life Sciences Tools & Services	0.1
Machinery	1.0
Media	0.4
Metals & Mining	1.8
Oil, Gas & Consumable Fuels	6.3
Personal Products	3.0
Pharmaceuticals	2.3
Professional Services	0.1
Real Estate Management & Development	2.8
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	1.7
Software	1.6
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	1.2
Textiles, Apparel & Luxury Goods	1.7
Tobacco	5.7
Trading Companies & Distributors	0.8
U.S. Treasury Obligations	5.1
Wireless Telecommunication Services	0.1
Short-Term Investments	3.4
Total Investments	99.9%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 93.4%

Australia - 1.2%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026(a)	1,085,000	1,177,225
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	1,721,000	1,770,479
		2,947,704
Canada - 4.1%
Intertape Polymer Group, Inc.
4.38%, 6/15/2029(a)	1,646,000	1,682,286
Kinross Gold Corp.
4.50%, 7/15/2027	1,868,000	2,149,015
Kronos Acquisition Holdings, Inc.
7.00%, 12/31/2027(a)	932,000	910,825
Open Text Corp.
5.88%, 6/1/2026(a)	94,000	97,064
3.88%, 2/15/2028(a)	2,190,000	2,261,175
Precision Drilling Corp.
6.88%, 1/15/2029(a)	1,944,000	1,997,460
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	634,000	648,265
		9,746,090
Germany - 3.9%
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028(a)	2,640,000	2,697,315
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (a)(b)	3,730,000	3,832,389
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (a)(b)	1,280,244	1,333,839
Mercer International, Inc.
5.13%, 2/1/2029	1,395,000	1,421,156
		9,284,699
Mexico - 1.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028(a)	3,335,000	3,276,637

Poland - 0.1%
CANPACK SA
3.13%, 11/1/2025(a)	200,000	203,500
2.38%, 11/1/2027‡(a)	112,000	136,550
		340,050
Singapore - 0.4%
Avation Capital SA
8.25%, (8.25% Cash or 9.00% PIK), 10/31/2026(a)(b)	1,220,222	994,481

United Kingdom - 1.6%
EnQuest plc
7.00%, 10/15/2023(b)(c)	4,056,561	3,803,026

United States - 80.7%
ACCO Brands Corp.
4.25%, 3/15/2029(a)	3,372,000	3,367,785
Adient US LLC
9.00%, 4/15/2025(a)	439,000	479,915
Akumin Escrow, Inc.
7.50%, 8/1/2028(a)	1,000,000	1,000,000
Ambience Merger Sub, Inc.
4.88%, 7/15/2028(a)	500,000	501,875
7.13%, 7/15/2029(a)	750,000	759,375
American Airlines, Inc.
5.50%, 4/20/2026(a)	185,000	193,556
5.75%, 4/20/2029(a)	185,000	199,556
AMN Healthcare, Inc.
4.63%, 10/1/2027(a)	1,036,000	1,078,735
4.00%, 4/15/2029(a)	2,109,000	2,161,725
Antero Midstream Partners LP
7.88%, 5/15/2026(a)	615,000	680,996
5.38%, 6/15/2029(a)	1,294,000	1,328,860
Antero Resources Corp.
8.38%, 7/15/2026(a)	604,000	683,335
Aramark Services, Inc.
5.00%, 4/1/2025(a)	623,000	639,354
6.38%, 5/1/2025(a)	1,163,000	1,227,139
5.00%, 2/1/2028(a)	57,000	59,216
Arcosa, Inc.
4.38%, 4/15/2029(a)	163,000	166,668
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028(a)	657,000	657,821
4.00%, 9/1/2029(a)	657,000	657,822
B&G Foods, Inc.
5.25%, 4/1/2025	1,152,000	1,178,024
Ball Corp.
5.00%, 3/15/2022	1,163,000	1,190,051
Booz Allen Hamilton, Inc.
4.00%, 7/1/2029(a)	324,000	332,745
Boyd Gaming Corp.
8.63%, 6/1/2025(a)	3,766,000	4,104,902
4.75%, 12/1/2027	872,000	903,610
4.75%, 6/15/2031(a)	162,000	167,606
BWX Technologies, Inc.
4.13%, 6/30/2028(a)	1,000,000	1,025,000
4.13%, 4/15/2029(a)	653,000	669,429
California Resources Corp.
7.13%, 2/1/2026(a)	155,000	158,498
Carnival Corp.
11.50%, 4/1/2023(a)	1,156,000	1,303,390
5.75%, 3/1/2027(a)	1,242,000	1,262,183
4.00%, 8/1/2028(a)	424,000	422,253
Centene Corp.
5.38%, 6/1/2026(a)	400,000	416,680
5.38%, 8/15/2026(a)	279,000	290,523
4.25%, 12/15/2027	2,641,000	2,786,255
4.63%, 12/15/2029	1,228,000	1,345,826
3.38%, 2/15/2030	190,000	198,223
Central Garden & Pet Co.
4.13%, 4/30/2031(a)	548,000	558,960
Charles River Laboratories International, Inc.
4.25%, 5/1/2028(a)	632,000	659,650
3.75%, 3/15/2029(a)	134,000	137,517

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Cinemark USA, Inc.
8.75%, 5/1/2025(a)	1,603,000	1,711,042
CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	3,956,000	4,061,150
6.38%, 6/15/2026(a)	802,000	818,040
Clearwater Paper Corp.
4.75%, 8/15/2028(a)	305,000	308,416
Cogent Communications Group, Inc.
3.50%, 5/1/2026(a)	648,000	667,440
CommScope, Inc.
5.50%, 3/1/2024(a)	2,250,000	2,314,328
Crestwood Midstream Partners LP
6.00%, 2/1/2029(a)	1,868,000	1,942,720
Crown Americas LLC
4.50%, 1/15/2023	3,692,000	3,848,910
4.75%, 2/1/2026	1,844,000	1,908,540
Dana, Inc.
5.38%, 11/15/2027	1,255,000	1,327,163
4.25%, 9/1/2030	324,000	336,668
DaVita, Inc.
4.63%, 6/1/2030(a)	734,000	758,773
3.75%, 2/15/2031(a)	1,529,000	1,482,778
Dell International LLC
7.13%, 6/15/2024(a)	4,740,000	4,849,447
Delta Air Lines, Inc.
4.50%, 10/20/2025(a)	1,122,845	1,207,058
7.38%, 1/15/2026	1,528,000	1,798,779
DT Midstream, Inc.
4.13%, 6/15/2029(a)	1,243,000	1,274,821
Dycom Industries, Inc.
4.50%, 4/15/2029(a)	2,065,000	2,090,813
Edgewell Personal Care Co.
4.13%, 4/1/2029(a)	1,824,000	1,835,400
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)	8,000	8,228
4.38%, 3/31/2029(a)	2,063,000	2,077,131
Fair Isaac Corp.
4.00%, 6/15/2028(a)	1,669,000	1,743,604
FirstCash, Inc.
4.63%, 9/1/2028(a)	1,521,000	1,581,338
Ford Motor Co.
8.50%, 4/21/2023	1,169,000	1,297,859
Ford Motor Credit Co. LLC
5.88%, 8/2/2021	2,260,000	2,260,000
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	914,000	976,746
6.75%, 5/1/2029(a)	308,000	328,020
Gartner, Inc.
3.63%, 6/15/2029(a)	250,000	255,938
G-III Apparel Group Ltd.
7.88%, 8/15/2025(a)	3,821,000	4,150,561
GLP Capital LP
REIT, 5.25%, 6/1/2025	3,627,000	4,095,971
GYP Holdings III Corp.
4.63%, 5/1/2029(a)	651,000	657,510
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	1,240,000	1,299,818
HCA, Inc.
5.88%, 5/1/2023	1,470,000	1,591,275
3.50%, 9/1/2030	607,000	659,172
HCRX Investments Holdco LP
4.50%, 8/1/2029(a)	250,000	255,000
Hill-Rom Holdings, Inc.
4.38%, 9/15/2027(a)	306,000	319,216
Howard Hughes Corp. (The)
4.38%, 2/1/2031(a)	62,000	61,840
Imola Merger Corp.
4.75%, 5/15/2029(a)	1,184,000	1,222,113
Ingles Markets, Inc.
4.00%, 6/15/2031(a)	2,000,000	2,011,480
Interface, Inc.
5.50%, 12/1/2028(a)	1,294,000	1,348,995
International Game Technology plc
5.25%, 1/15/2029(a)	967,000	1,032,123
IQVIA, Inc.
5.00%, 10/15/2026(a)	800,000	822,000
5.00%, 5/15/2027(a)	1,075,000	1,120,687
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(a)	1,303,000	1,388,509
REIT, 4.50%, 2/15/2031(a)	940,000	961,150
ITT Holdings LLC
6.50%, 8/1/2029(a)	1,250,000	1,246,781
J2 Global, Inc.
4.63%, 10/15/2030(a)	1,827,000	1,941,187
JBS USA LUX SA
6.75%, 2/15/2028(a)	1,993,000	2,182,355
3.75%, 12/1/2031(a)	647,000	664,792
Jefferies Finance LLC
5.00%, 8/15/2028(a)	3,000,000	3,068,250
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)	1,312,000	1,369,702
KB Home
4.00%, 6/15/2031	2,647,000	2,752,880
Koppers, Inc.
6.00%, 2/15/2025(a)	2,389,000	2,448,725
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	1,939,000	1,989,724
4.88%, 11/1/2026(a)	388,000	400,338
4.88%, 5/15/2028(a)	581,000	643,458
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	589,000	599,676
3.75%, 7/15/2029(a)	24,000	23,520
Lumen Technologies, Inc.
4.50%, 1/15/2029(a)	2,000,000	1,963,600
5.38%, 6/15/2029(a)	434,000	444,850
Macy's Retail Holdings LLC
3.63%, 6/1/2024	552,000	565,800
Macy's, Inc.
8.38%, 6/15/2025(a)	905,000	986,450
Meredith Corp.
6.88%, 2/1/2026	2,718,000	2,826,720
MGIC Investment Corp.
5.75%, 8/15/2023	470,000	506,425
5.25%, 8/15/2028	612,000	650,602

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Mileage Plus Holdings LLC
6.50%, 6/20/2027(a)	592,428	645,006
Moog, Inc.
4.25%, 12/15/2027(a)	155,000	159,844
Mueller Water Products, Inc.
4.00%, 6/15/2029(a)	646,000	667,803
Pilgrim's Pride Corp.
5.88%, 9/30/2027(a)	638,000	682,673
4.25%, 4/15/2031(a)	847,000	900,589
Post Holdings, Inc.
4.63%, 4/15/2030(a)	1,826,000	1,860,237
Qwest Corp.
6.75%, 12/1/2021	3,947,000	4,021,006
Radian Group, Inc.
4.50%, 10/1/2024	645,000	689,428
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(a)	1,163,000	1,320,005
11.50%, 6/1/2025(a)	1,000,000	1,145,000
SBA Communications Corp.
REIT, 4.88%, 9/1/2024	2,928,000	2,959,418
REIT, 3.88%, 2/15/2027	609,000	628,031
REIT, 3.13%, 2/1/2029(a)	1,242,000	1,219,765
Scripps Escrow II, Inc.
5.38%, 1/15/2031(a)	2,452,000	2,445,870
Sealed Air Corp.
4.00%, 12/1/2027(a)	1,252,000	1,336,510
SEG Holding LLC
5.63%, 10/15/2028(a)	3,198,000	3,361,897
Sensata Technologies, Inc.
3.75%, 2/15/2031(a)	1,221,000	1,230,157
Shea Homes LP
4.75%, 2/15/2028(a)	1,668,000	1,709,700
Spectrum Brands, Inc.
5.75%, 7/15/2025	2,968,000	3,048,284
Sprint Communications, Inc.
11.50%, 11/15/2021	2,000,000	2,057,500
6.00%, 11/15/2022	1,026,000	1,086,052
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,228,000	3,422,003
5.75%, 1/15/2028(a)	918,000	1,033,897
Teleflex, Inc.
4.63%, 11/15/2027	1,005,000	1,059,984
4.25%, 6/1/2028(a)	58,000	60,465
Triton Water Holdings, Inc.
6.25%, 4/1/2029(a)	2,138,000	2,140,673
Turning Point Brands, Inc.
5.63%, 2/15/2026(a)	930,000	967,200
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	721,576	802,678
United Airlines, Inc.
4.38%, 4/15/2026(a)	343,000	352,906
4.63%, 4/15/2029(a)	229,000	235,584
United Natural Foods, Inc.
6.75%, 10/15/2028(a)	1,530,000	1,648,575
United Wholesale Mortgage LLC
5.50%, 4/15/2029(a)	326,000	323,555
US Acute Care Solutions LLC
6.38%, 3/1/2026(a)	309,000	321,360
Valvoline, Inc.
3.63%, 6/15/2031(a)	2,555,000	2,542,225
VICI Properties LP
REIT, 4.25%, 12/1/2026(a)	245,000	254,868
REIT, 3.75%, 2/15/2027(a)	305,000	313,769
REIT, 4.13%, 8/15/2030(a)	305,000	320,781
Victoria's Secret & Co.
4.63%, 7/15/2029(a)	500,000	500,680
Vista Outdoor, Inc.
4.50%, 3/15/2029(a)	3,203,000	3,261,327
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	1,542,000	1,657,635
7.25%, 6/15/2028(a)	1,850,000	2,059,050
Western Digital Corp.
4.75%, 2/15/2026	1,850,000	2,053,500
White Cap Parent LLC
8.25%, 3/15/2026(a)(b)	1,972,000	2,031,160
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028(a)	1,222,000	1,263,169
Yum! Brands, Inc.
7.75%, 4/1/2025(a)	797,000	861,756
		192,963,038
TOTAL CORPORATE BONDS (COST $215,627,170)		223,355,725

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 0.7%

United States - 0.7%
BJ's Wholesale Club, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.10%, 2/3/2024(d) (Cost $1,667,434)	1,669,184	1,665,162

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 7.9%

COMMERCIAL PAPER - 7.9%
CenterPoint Energy, Inc.
0.11%, 8/2/2021(e)	4,265,000	4,264,954
Entergy Corp.
0.10%, 8/2/2021(a)(e)	2,760,000	2,759,970
General Motors Financial Co., Inc.
0.24%, 8/2/2021(e)	5,519,000	5,518,883
Hitachi International Treasury Ltd.
0.11%, 8/2/2021(e)	5,017,000	5,016,954
Mitsui & Co. USA, Inc.
0.14%, 8/2/2021(e)	1,254,000	1,253,982
TOTAL COMMERCIAL PAPER (Cost $18,814,923)		18,814,743

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2021 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(f)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (g)(Cost $5,020)	5,020	5,020

TOTAL SHORT-TERM INVESTMENTS (Cost $18,819,943)		18,819,763

Total Investments - 102.0% (Cost $236,114,547)		243,840,650
Liabilities in excess of other assets - (2.0)%		(4,780,131)
Net Assets - 100.0%		239,060,519

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2021 amounted to $170,110,890, which represents approximately 71.16% of net assets of the Fund.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2021.
(e)	The rate shown was the current yield as of July 31, 2021.
(f)	Represents less than 0.05% of net assets.
(g)	Represents 7-day effective yield as of July 31, 2021.

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	134,726	EUR	112,000	JPMorgan Chase Bank	12/15/2021	$1,484
Net unrealized appreciation						$1,484

Abbreviations
EUR	Euro
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.8%
Airlines	2.8
Auto Components	3.1
Automobiles	0.5
Beverages	0.9
Biotechnology	0.1
Chemicals	2.8
Commercial Services & Supplies	3.1
Communications Equipment	1.0
Construction & Engineering	0.9
Consumer Finance	2.0
Containers & Packaging	4.9
Diversified Financial Services	2.7
Diversified Telecommunication Services	3.5
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	0.8
Entertainment	0.7
Equity Real Estate Investment Trusts (REITs)	5.1
Food & Staples Retailing	2.9
Food Products	4.4
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	4.5
Health Care Technology	0.8
Hotels, Restaurants & Leisure	5.8
Household Durables	3.7
Household Products	2.8
IT Services	0.5
Leisure Products	1.4
Life Sciences Tools & Services	0.3
Machinery	0.3
Media	2.2
Metals & Mining	1.5
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	7.2
Paper & Forest Products	0.7
Personal Products	0.8
Pharmaceuticals	1.1
Professional Services	1.4
Real Estate Management & Development	0.0 *
Retail - Consumer Staples	0.7
Software	2.5
Specialty Retail	1.9
Technology Hardware, Storage & Peripherals	2.9
Textiles, Apparel & Luxury Goods	1.7
Thrifts & Mortgage Finance	0.9
Tobacco	0.4
Trading Companies & Distributors	2.1
Wireless Telecommunication Services	1.3
Short-Term Investments	7.9
Total Investments	102.0%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
July 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Air Freight & Logistics - 4.7%
CH Robinson Worldwide, Inc.	153,054	13,647,825
Expeditors International of Washington, Inc.	107,356	13,768,407
		27,416,232
Beverages - 2.9%
Diageo plc (United Kingdom)	126,371	6,266,265
PepsiCo, Inc.	68,719	10,785,447
		17,051,712
Capital Markets - 2.2%
S&P Global, Inc.	29,712	12,738,129

Electronic Equipment, Instruments & Components - 3.6%
TE Connectivity Ltd.	139,550	20,579,439

Food Products - 0.8%
Nestle SA (Registered) (Switzerland)	35,432	4,486,743

Health Care Equipment & Supplies - 6.7%
Becton Dickinson and Co.	52,635	13,461,401
Medtronic plc	190,487	25,012,848
		38,474,249
Health Care Providers & Services - 9.3%
HCA Healthcare, Inc.	41,043	10,186,872
UnitedHealth Group, Inc.	105,521	43,497,867
		53,684,739
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc.*	1,416	3,084,416
Starbucks Corp.	37,839	4,594,790
		7,679,206
Household Products - 3.2%
Colgate-Palmolive Co.	232,621	18,493,370

Interactive Media & Services - 15.5%
Alphabet, Inc., Class A*	16,702	45,004,040
Facebook, Inc., Class A*	125,849	44,839,999
		89,844,039
Internet & Direct Marketing Retail - 3.4%
Alibaba Group Holding Ltd., ADR (China)*	99,922	19,503,775

IT Services - 2.3%
Accenture plc, Class A	27,295	8,671,075
Visa, Inc., Class A	18,956	4,670,569
		13,341,644
Media - 5.7%
Comcast Corp., Class A	564,368	33,201,769

Semiconductors & Semiconductor Equipment - 15.1%
Analog Devices, Inc.	141,305	23,657,283
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	328,185	38,279,499
Texas Instruments, Inc.	131,642	25,093,598
		87,030,380
Software - 15.1%
Microsoft Corp.	92,212	26,272,121
Oracle Corp.	504,101	43,927,361
salesforce.com, Inc.*	69,574	16,832,038
		87,031,520
Specialty Retail - 7.4%
Home Depot, Inc. (The)	56,902	18,674,667
Ross Stores, Inc.	197,430	24,222,687
		42,897,354
TOTAL COMMON STOCKS (Cost $437,892,927)		573,454,300

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.0%

COMMERCIAL PAPER - 1.0%
CenterPoint Energy, Inc.
0.11%, 8/2/2021(a)	1,326,000	1,325,985
Entergy Corp.
0.10%, 8/2/2021(a)(b)	857,000	856,991
General Motors Financial Co., Inc.
0.24%, 8/2/2021(a)	1,716,000	1,715,964
Hitachi International Treasury Ltd.
0.11%, 8/2/2021(a)	1,560,000	1,559,985
Mitsui & Co. USA, Inc.
0.14%, 8/2/2021(a)	390,000	389,994
TOTAL COMMERCIAL PAPER (Cost $5,848,975)		5,848,919

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.03%, (d) (Cost $2,921)	2,921	2,921

TOTAL SHORT-TERM INVESTMENTS (Cost $5,851,896)		5,851,840

Total Investments - 100.2% (Cost $443,744,823)		579,306,140
Liabilities in excess of other assets - (0.2%)		(993,846)
Net Assets - 100.0%		578,312,294

*	Non-income producing security.
(a)	The rate shown was the current yield as of July 31, 2021.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2021 amounted to $856,991, which represents approximately 0.15% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of July 31, 2021.

Abbreviation
ADR	American Depositary Receipt

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
July 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	4.7%
Beverages	2.9
Capital Markets	2.2
Electronic Equipment, Instruments & Components	3.6
Food Products	0.8
Health Care Equipment & Supplies	6.7
Health Care Providers & Services	9.3
Hotels, Restaurants & Leisure	1.3
Household Products	3.2
Interactive Media & Services	15.5
Internet & Direct Marketing Retail	3.4
IT Services	2.3
Media	5.7
Semiconductors & Semiconductor Equipment	15.1
Software	15.1
Specialty Retail	7.4
Short-Term Investments	1.0
Total Investments	100.2%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 93.6%

Aerospace & Defense - 3.1%
AAR Corp.*	4,420	158,059
Astronics Corp.*	7,131	121,797
Curtiss-Wright Corp.	1,800	212,940
Ducommun, Inc.*	3,577	192,979
Hexcel Corp.*	3,181	173,110
Triumph Group, Inc.*	8,051	153,372
		1,012,257
Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc.*	3,459	231,649
Hub Group, Inc., Class A*	1,800	119,304
Radiant Logistics, Inc.*	8,928	55,532
		406,485
Airlines - 1.2%
Allegiant Travel Co.*	1,095	208,181
Mesa Air Group, Inc.*	19,993	178,338
		386,519
Auto Components - 2.8%
Dana, Inc.	3,401	82,168
Horizon Global Corp.*	16,348	145,497
Modine Manufacturing Co.*	11,905	199,171
Patrick Industries, Inc.	2,100	173,523
Stoneridge, Inc.*	4,670	135,197
Superior Industries International, Inc.*	14,657	124,584
Unique Fabricating, Inc.*	9,404	24,826
		884,966
Automobiles - 0.6%
Winnebago Industries, Inc.	2,800	201,236

Banks - 1.5%
First Foundation, Inc.	4,052	95,506
Hilltop Holdings, Inc.	2,618	82,938
Seacoast Banking Corp. of Florida	2,771	84,211
Texas Capital Bancshares, Inc.*	1,900	119,662
TriState Capital Holdings, Inc.*	5,092	103,418
		485,735
Beverages - 0.7%
MGP Ingredients, Inc.	3,174	189,329
Reed's, Inc.*	46,500	36,726
		226,055
Biotechnology - 0.2%
Flexion Therapeutics, Inc.*	13,132	77,873

Building Products - 3.1%
American Woodmark Corp.*	3,044	226,017
Apogee Enterprises, Inc.	413	16,384
Gibraltar Industries, Inc.*	3,200	238,976
Griffon Corp.	7,756	179,319
JELD-WEN Holding, Inc.*	5,149	136,345
PGT Innovations, Inc.*	8,952	202,136
		999,177
Capital Markets - 1.7%
Ashford, Inc.*	11,100	184,704
B Riley Financial, Inc.	3,500	236,460
Houlihan Lokey, Inc.	383	34,125
Moelis & Co., Class A	1,708	101,199
		556,488
Chemicals - 4.9%
AdvanSix, Inc.*	4,952	165,644
American Vanguard Corp.	10,555	174,263
HB Fuller Co.	1,750	113,085
Huntsman Corp.	5,948	157,087
Intrepid Potash, Inc.*	6,529	197,829
Kraton Corp.*	5,270	201,261
Livent Corp.*	8,218	160,333
LSB Industries, Inc.*	9,506	83,653
Olin Corp.	4,100	192,823
Trecora Resources*	10,339	81,885
Tronox Holdings plc, Class A	3,094	57,022
		1,584,885
Commercial Services & Supplies - 3.1%
Heritage-Crystal Clean, Inc.*	7,041	198,416
Interface, Inc.	7,659	110,443
KAR Auction Services, Inc.*	8,036	132,433
Performant Financial Corp.*	28,300	134,991
Pitney Bowes, Inc.	16,542	132,336
Quest Resource Holding Corp.*	9,708	57,471
Steelcase, Inc., Class A	3,284	45,155
US Ecology, Inc.*	1,000	35,000
VSE Corp.	2,800	140,140
		986,385
Communications Equipment - 3.8%
ADTRAN, Inc.	7,486	167,761
CalAmp Corp.*	12,814	155,434
Comtech Telecommunications Corp.	8,531	213,019
Digi International, Inc.*	7,583	156,817
DZS, Inc.*	8,791	173,622
Infinera Corp.*	8,756	86,772
PCTEL, Inc.*	12,842	85,399
Sierra Wireless, Inc. (Canada)*	9,786	189,261
		1,228,085
Construction & Engineering - 2.3%
Arcosa, Inc.	3,806	208,417
Comfort Systems USA, Inc.	2,666	199,283
Limbach Holdings, Inc.*	8,119	72,584
Orion Group Holdings, Inc.*	8,042	43,186
Primoris Services Corp.	7,185	214,831
		738,301
Diversified Consumer Services - 1.9%
American Public Education, Inc.*	5,986	177,305
Houghton Mifflin Harcourt Co.*	8,796	99,571
Regis Corp.*	19,706	157,057
Select Interior Concepts, Inc., Class A*	8,585	93,920
Zovio, Inc.*	30,727	75,281
		603,134

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2021 (unaudited)

Investments	Shares	Value ($)
Diversified Telecommunication Services - 0.4%
Ooma, Inc.*	6,133	113,767

Electrical Equipment - 0.7%
Babcock & Wilcox Enterprises, Inc.*	21,674	155,186
LSI Industries, Inc.	10,808	81,384
		236,570
Electronic Equipment, Instruments & Components - 3.3%
Advanced Energy Industries, Inc.	2,034	211,027
Avnet, Inc.	4,649	192,097
Fabrinet (Thailand)*	1,548	146,317
II-VI, Inc.*	2,744	191,559
Iteris, Inc.*	25,017	155,856
VIA Optronics AG, ADR (Germany)*	8,034	89,097
Vishay Intertechnology, Inc.	3,414	75,552
		1,061,505
Energy Equipment & Services - 2.3%
Archrock, Inc.	9,020	77,662
DMC Global, Inc.*	4,100	179,457
Helmerich & Payne, Inc.	7,412	212,502
Newpark Resources, Inc.*	38,000	122,740
US Silica Holdings, Inc.*	14,331	144,743
		737,104
Entertainment - 0.5%
Marcus Corp. (The)*	10,775	173,154

Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexander & Baldwin, Inc.	4,602	92,132
Armada Hoffler Properties, Inc.	12,236	159,068
Braemar Hotels & Resorts, Inc.*	30,115	153,586
Chatham Lodging Trust*	15,652	192,207
Diversified Healthcare Trust	34,135	133,127
Macerich Co. (The)	2,067	33,692
Tanger Factory Outlet Centers, Inc.	4,901	84,150
		847,962
Food & Staples Retailing - 1.0%
Chefs' Warehouse, Inc. (The)*	7,404	214,124
Natural Grocers by Vitamin Cottage, Inc.	9,136	102,140
		316,264
Health Care Equipment & Supplies - 2.3%
Cutera, Inc.*	205	10,650
IntriCon Corp.*	6,396	153,504
Neuronetics, Inc.*	5,769	76,497
Ortho Clinical Diagnostics Holdings plc*	8,557	192,276
Orthofix Medical, Inc.*	3,530	140,282
Sientra, Inc.*	15,431	127,305
Surgalign Holdings, Inc.*	30,464	33,206
		733,720
Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc.*	3,416	210,835
Addus HomeCare Corp.*	2,611	226,609
Community Health Systems, Inc.*	16,000	213,120
Cross Country Healthcare, Inc.*	10,637	174,660
Option Care Health, Inc.*	1,596	33,069
Select Medical Holdings Corp.	4,830	190,543
		1,048,836
Health Care Technology - 0.3%
Castlight Health, Inc., Class B*	38,922	90,688

Hotels, Restaurants & Leisure - 4.0%
BJ's Restaurants, Inc.*	5,800	235,364
Century Casinos, Inc.*	9,023	101,148
Chuy's Holdings, Inc.*	6,400	211,200
Drive Shack, Inc.*	43,390	109,343
Noodles & Co.*	11,179	133,477
Potbelly Corp.*	22,500	157,050
Ruth's Hospitality Group, Inc.*	9,444	188,597
Six Flags Entertainment Corp.*	3,942	163,790
		1,299,969
Household Durables - 5.8%
Beazer Homes USA, Inc.*	11,500	209,990
Cavco Industries, Inc.*	636	149,460
Century Communities, Inc.	3,207	222,726
Dixie Group, Inc. (The)*	11,822	33,575
Ethan Allen Interiors, Inc.	8,495	201,926
Green Brick Partners, Inc.*	4,900	122,843
LGI Homes, Inc.*	1,067	182,350
Skyline Champion Corp.*	2,861	161,360
Taylor Morrison Home Corp.*	6,892	184,844
Toll Brothers, Inc.	3,946	233,880
Tri Pointe Homes, Inc.*	7,376	177,909
		1,880,863
Insurance - 1.7%
HCI Group, Inc.	1,318	132,433
Heritage Insurance Holdings, Inc.	14,586	107,061
Old Republic International Corp.	3,755	92,598
Stewart Information Services Corp.	2,872	169,477
United Fire Group, Inc.	1,711	42,638
		544,207
Interactive Media & Services - 0.8%
Cars.com, Inc.*	11,454	138,364
QuinStreet, Inc.*	6,354	116,533
		254,897
Internet & Direct Marketing Retail - 1.2%
CarParts.com, Inc.*	8,700	153,207
Overstock.com, Inc.*	3,234	225,216
		378,423
IT Services - 0.4%
MoneyGram International, Inc.*	11,800	122,012

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2021 (unaudited)

Investments	Shares	Value ($)
Machinery - 4.5%
CIRCOR International, Inc.*	6,161	190,005
Commercial Vehicle Group, Inc.*	9,435	86,236
EnPro Industries, Inc.	2,217	206,447
LiqTech International, Inc.*	16,362	107,662
Luxfer Holdings plc (United Kingdom)	4,569	95,264
Manitex International, Inc.*	7,822	62,420
Meritor, Inc.*	6,559	159,580
NN, Inc.*	11,414	78,072
Park-Ohio Holdings Corp.	3,140	91,343
Trinity Industries, Inc.	6,329	171,579
Wabash National Corp.	12,493	182,897
		1,431,505
Marine - 0.2%
Diana Shipping, Inc. (Greece)*	14,666	63,650

Media - 0.3%
Marchex, Inc., Class B*	34,621	87,937

Metals & Mining - 2.9%
Allegheny Technologies, Inc.*	7,240	148,637
Carpenter Technology Corp.	4,121	157,216
Century Aluminum Co.*	11,300	164,528
Commercial Metals Co.	5,791	189,945
Ferroglobe plc*	17,927	108,279
Haynes International, Inc.	1,423	53,690
Olympic Steel, Inc.	2,110	63,553
TimkenSteel Corp.*	2,969	39,577
		925,425
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
ACRES Commercial Realty Corp.*	7,921	138,618

Multiline Retail - 0.5%
Nordstrom, Inc.*	4,700	155,570

Oil, Gas & Consumable Fuels - 2.4%
Ardmore Shipping Corp. (Ireland)*	23,197	84,205
Chesapeake Energy Corp.	3,531	190,850
Dorian LPG Ltd.*	5,918	71,608
Earthstone Energy, Inc., Class A*	14,369	141,247
Matador Resources Co.	5,914	182,743
Navigator Holdings Ltd.*	10,480	100,608
		771,261
Paper & Forest Products - 0.6%
Glatfelter Corp.	11,874	180,841

Pharmaceuticals - 0.3%
Recro Pharma, Inc.*	45,750	83,265

Professional Services - 0.9%
Mistras Group, Inc.*	8,367	87,854
TrueBlue, Inc.*	7,316	198,922
		286,776
Real Estate Management & Development - 0.2%
Realogy Holdings Corp.*	3,440	60,957

Road & Rail - 0.8%
Daseke, Inc.*	19,787	136,728
US Xpress Enterprises, Inc., Class A*	15,125	132,041
		268,769
Semiconductors & Semiconductor Equipment - 6.3%
Alpha & Omega Semiconductor Ltd.*	9,129	237,263
Amkor Technology, Inc.	7,916	195,050
Amtech Systems, Inc.*	16,392	169,821
Cohu, Inc.*	6,615	234,237
FormFactor, Inc.*	6,761	251,915
Ichor Holdings Ltd.*	4,005	206,538
Kulicke & Soffa Industries, Inc. (Singapore)	3,774	205,155
Onto Innovation, Inc.*	2,849	199,658
Ultra Clean Holdings, Inc.*	2,814	151,984
Veeco Instruments, Inc.*	8,112	188,198
		2,039,819
Software - 1.9%
A10 Networks, Inc.*	4,215	53,826
Avaya Holdings Corp.*	8,343	202,067
InterDigital, Inc.	2,845	187,457
Kaleyra, Inc. (Italy)*	11,630	117,812
SecureWorks Corp., Class A*	2,108	42,287
		603,449
Specialty Retail - 3.3%
America's Car-Mart, Inc.*	1,416	225,144
Conn's, Inc.*	11,179	248,621
Kirkland's, Inc.*	10,053	195,631
Lumber Liquidators Holdings, Inc.*	9,110	173,819
Sonic Automotive, Inc., Class A	3,887	212,036
		1,055,251
Textiles, Apparel & Luxury Goods - 1.0%
Lakeland Industries, Inc.*	6,371	171,762
Tapestry, Inc.*	3,852	162,940
		334,702
Thrifts & Mortgage Finance - 2.0%
Axos Financial, Inc.*	2,468	118,094
MGIC Investment Corp.	4,663	64,536
NMI Holdings, Inc., Class A*	7,737	170,369
Radian Group, Inc.	4,518	102,016
Walker & Dunlop, Inc.	1,700	175,916
		630,931
Trading Companies & Distributors - 2.3%
Air Lease Corp.	4,723	200,066
Herc Holdings, Inc.*	1,800	223,272
Univar Solutions, Inc.*	6,949	170,529
WESCO International, Inc.*	1,449	154,246
		748,113
TOTAL COMMON STOCKS (Cost $30,265,506)		30,084,361

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2021 (unaudited)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 8.8%

INVESTMENT COMPANIES - 8.8%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.03%, (a) (Cost $2,820,942)	2,820,942	2,820,942

Total Investments - 102.4% (Cost $33,086,448)		32,905,303
Liabilities in excess of other assets - (2.4%)		(765,470)
Net Assets - 100.0%		32,139,833

*	Non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2021.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	3.1%
Air Freight & Logistics	1.3
Airlines	1.2
Auto Components	2.8
Automobiles	0.6
Banks	1.5
Beverages	0.7
Biotechnology	0.2
Building Products	3.1
Capital Markets	1.7
Chemicals	4.9
Commercial Services & Supplies	3.1
Communications Equipment	3.8
Construction & Engineering	2.3
Diversified Consumer Services	1.9
Diversified Telecommunication Services	0.4
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	3.3
Energy Equipment & Services	2.3
Entertainment	0.5
Equity Real Estate Investment Trusts (REITs)	2.6
Food & Staples Retailing	1.0
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	3.3
Health Care Technology	0.3
Hotels, Restaurants & Leisure	4.0
Household Durables	5.8
Insurance	1.7
Interactive Media & Services	0.8
Internet & Direct Marketing Retail	1.2
IT Services	0.4
Machinery	4.5
Marine	0.2
Media	0.3
Metals & Mining	2.9
Mortgage Real Estate Investment Trusts (REITs)	0.4
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	2.4
Paper & Forest Products	0.6
Pharmaceuticals	0.3
Professional Services	0.9
Real Estate Management & Development	0.2
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	6.3
Software	1.9
Specialty Retail	3.3
Textiles, Apparel & Luxury Goods	1.0
Thrifts & Mortgage Finance	2.0
Trading Companies & Distributors	2.3
Short-Term Investments	8.8
Total Investments	102.4%

See Notes to Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of eight separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America and First Eagle Small Cap Opportunity Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation and current income. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Small Cap Opportunity Fund commenced investment operations on April 27, 2021.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares, except for the First Eagle Small Cap Opportunity Fund, which offers Class A shares, Class I shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares. Class Y shares on First Eagle Fund of America are closed to new investors, subject to certain limited exceptions. Additional information can be found in the Fund’s prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by The Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)  Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2021, the First Eagle Global Cayman Fund, Ltd. has $4,615,624,526 in net assets, representing 9.19% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2021, the First Eagle Overseas Cayman Fund, Ltd. has $1,155,272,708 in net assets, representing 7.59% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2021, the First Eagle U.S. Value Cayman Fund, Ltd. has $133,393,176 in net assets, representing 10.18% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2021, the First Eagle Gold Cayman Fund, Ltd. has $569,734,529 in net assets, representing 24.29% of the Gold Fund’s net assets.

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrants), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith under the supervision and responsibility of the Board. The Board Valuation and Liquidity Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2021:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3‡		Total

Assets:†
Common Stocks	$25,444,252,895	$14,269,118,946 (a)	$–		$39,713,371,841
Corporate Bonds	–	–	5,863,358	(b)	5,863,358
Commodities*	–	5,168,123,766	–		5,168,123,766
Foreign Government Securities	–	527,110,077	–		527,110,077
Short-Term Investments	126,145	4,809,890,296	–		4,810,016,441
Warrants	9,288,943	–	–		9,288,943
Forward Foreign Currency Exchange Contracts**	–	13,951,516	–		13,951,516
Total	$25,453,667,983	$24,788,194,601	$5,863,358		$50,247,725,942

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(1,173,638)	$–		$(1,173,638)
Total	$–	$(1,173,638)	$–		$(1,173,638)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2021 was as follows:

Corporate Bonds
Beginning Balance —market value	$5,549,005
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	32,243
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	282,110
Ending Balance — market value	$5,863,358
Change in unrealized gains or (losses) relating to assets still held at reporting date	$282,110

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3‡	Total

Assets:†
Common Stocks	$2,877,076,462	$8,709,130,129 (a)	$18,311,537	$11,604,518,128
Commodities *	–	1,517,156,301	–	1,517,156,301
Foreign Government Securities	–	291,341,817	–	291,341,817
Short-Term Investments	37,011	1,816,371,848	–	1,816,408,859
Warrants	4,069,358	–	–	4,069,358
Forward Foreign Currency Exchange Contracts**	–	7,542,249	–	7,542,249
Total	$2,881,182,831	$12,341,542,344	$18,311,537	$15,241,036,712

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(513,914)	$–	$(513,914)
Total	$–	$(513,914)	$–	$(513,914)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2021 was as follows:

Common Stocks
Beginning Balance —market value	$8,129,690
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	10,181,847
Ending Balance — market value	$18,311,537
Change in unrealized gains or (losses) relating to assets still held at reporting date	$10,181,847

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stocks	$18,311,537	Market Comparable Companies	Enterprise Value Multiple	0.33x - 34.48x (6.39x)	Increase
Total	$18,311,537

(a)	This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

First Eagle U.S. Value Fund

Description	Level 1	Level 2		Level 3‡		Total

Assets:†
Common Stocks	$1,042,602,291	$4,567,990	(a)	$–		$1,047,170,281
Corporate Bonds	–	–		643,500	(b)	643,500
Commodities*	–	133,399,764		–		133,399,764
Master Limited Partnerships	25,332,237	–		–		25,332,237
Short-Term Investments	19,259	108,449,664		–		108,468,923
Total	$1,067,953,787	$246,417,418		$643,500		$1,315,014,705

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.

Fair Value Level 3 activity for the nine-month period ended July 31, 2021 was as follows:

Corporate Bonds
Beginning Balance —market value	$609,000
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	3,703
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	30,797
Ending Balance — market value	$643,500
Change in unrealized gains or (losses) relating to assets still held at reporting date	$30,797

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description	Level 1	Level 2		Level 3	Total

Assets:†
Common Stocks	$1,379,203,639	$133,457,468	(a)	$–	$1,512,661,107
Commodities *	–	569,783,004		–	569,783,004
Right	5,717,352	–		–	5,717,352
Short-Term Investments	42,744	258,841,906		–	258,884,650
Total	$1,384,963,735	$962,082,378		$–	$2,347,046,113

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description	Level 1	Level 2		Level 3‡		Total

Assets:†
Common Stocks	$431,487,431	$464,447,305	(a)	$–		$895,934,736
Convertible Preferred Stock	16,823,649	–		–		16,823,649
Corporate Bonds	–	151,158,079		2,586,734	(b)	153,744,813
Closed-end Funds	13,238,367	–		–		13,238,367
Commodities*	–	104,840,053		–		104,840,053
Foreign Government Securities	–	8,342,352		–		8,342,352
Master Limited Partnerships	29,891,461	–		–		29,891,461
Preferred Stocks	21,862,112	–		–		21,862,112
Short-Term Investments	12,441	47,138,355		–		47,150,796
U.S. Treasury Obligation	–	69,075,491		–		69,075,491
Warrants	284,905	–		–		284,905
Forward Foreign Currency Exchange Contracts**	–	512,667		–		512,667
Total	$513,600,366	$845,514,302		$2,586,734		$1,361,701,402

Description	Level 1	Level 2	Level 3‡	Total

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(35,372)	$–	$(35,372)
Written Options	(2,383,858)	–	–	(2,383,858)
Total	$(2,383,858)	$(35,372)	$–	$(2,419,230)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2021 was as follows:

	Corporate Bonds	Loan Assignments	Total
Beginning Balance —market value	$—	$3,763,237	$3,763,237
Purchases(1)	2,699,000	—	2,699,000
Sales(2)	(2,699,000)	(4,276,406)	(6,975,406)
Transfer In — Level 3	2,192,630	—	2,192,630
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	6,840	8,110	14,950
Realized Gains (Losses)	—	33,082	33,082
Change in Unrealized Appreciation (Depreciation)	387,264	471,977	859,241
Ending Balance — market value	$2,586,734	$—	2,586,734
Change in unrealized gains or (losses) relating to assets still held at reporting date	$387,264	—	387,264

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund

Description	Level 1	Level 2	Level 3‡		Total

Assets:†
Corporate Bonds	$–	$223,219,175	$136,550	(a)	$223,355,725
Loan Assignment	–	1,665,162	–		1,665,162
Short-Term Investments	5,020	18,814,743	–		18,819,763
Forward Foreign Currency Exchange Contracts**	–	1,484	–		1,484
Total	$5,020	$243,700,564	$136,550		$243,842,134

(a)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2021 was as follows:

	Common Stocks	Corporate Bonds	Loan Assignments	Total Value
Beginning Balance —market value	$16,460,676	$—	$4,692,435	$21,153,111
Purchases(1)	—	—	—	—
Sales(2)	(16,594,388)	—	(5,332,313)	(21,926,701)
Transfer In — Level 3	—	130,767	—	130,767
Transfer Out — Level 3	—	—	—	—
Accrued discounts/ (premiums)	—	—	16,376	16,376
Realized Gains (Losses)	9,543,782	—	70,746	9,614,528
Change in Unrealized Appreciation (Depreciation)	(9,410,070)	5,783	552,756	(8,851,531)
Ending Balance — market value	$—	$136,550	$—	$136,550
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$5,783	$—	$5,783

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Fund of America

Description	Level 1	Level 2		Level 3	Total

Assets:†
Common Stocks	$562,701,292	$10,753,008	(a)	$–	$573,454,300
Short-Term Investments	2,921	5,848,919		–	5,851,840
Total	$562,704,213	$16,601,927		$–	$579,306,140

†	See Schedule of Investments for additional detailed categorizations.
(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

First Eagle Small Cap Opportunity Fund

Description	Level 1	Level 2	Level 3	Total

Assets:†
Common Stocks	$30,084,361	$–	$–	$30,084,361
Short-Term Investments	2,820,942	–	–	2,820,942
Total	$32,905,303	$–	$–	$32,905,303

†	See Schedule of Investments for additional detailed categorizations.

c)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Income Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the period ended July 31, 2021, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund	First Eagle High IncomE Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$190,634,865	$101,699,105	$5,357,837	$-
Average Settlement Value — Sold	777,248,587	401,914,581	27,325,561	132,053

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At July 31, 2021, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$13,951,516	$1,173,638	$(18,061,988)	$10,612,988

First Eagle Overseas Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$7,542,249	$513,914	$(8,025,960)	$5,921,185

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$512,667	$35,372	$(485,157)	$370,978

First Eagle High Income Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$1,484	$–	$(2,170)	$626

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of July 31, 2021:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$3,788,429	$–	$–	$3,788,429
Goldman Sachs	5,882,412	–	(5,880,000)	2,412
HSBC Bank plc	3,071,549	–	–	3,071,549
JPMorgan Chase Bank	149,539	–	(149,539)	–
UBS AG	1,059,587	(1,059,587)	–	–
	$13,951,516	$(1,059,587)	$(6,029,539)	$6,862,390

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
UBS AG	1,173,638	(1,059,587)	–	114,051
	$1,173,638	$(1,059,587)	$–	$114,051

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$2,013,448	$–	$–	$2,013,448
Goldman Sachs	3,029,436	–	(3,029,436)	–
HSBC Bank plc	1,859,403	–	–	1,859,403
JPMorgan Chase Bank	79,714	–	(79,714)	–
UBS AG	560,248	(513,914)	–	46,334
	$7,542,249	$(513,914)	$(3,109,150)	$3,919,185

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
UBS AG	513,914	(513,914)	–	–
	$513,914	$(513,914)	$–	$–

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$153,251	$–	$–	$153,251
Goldman Sachs	197,271	–	(170,000)	27,271
HSBC Bank plc	109,000	–	–	109,000
JPMorgan Chase Bank	14,325	–	(10,000)	4,325
UBS AG	38,820	(35,372)	–	3,448
	$512,667	$(35,372)	$(180,000)	$297,295

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
UBS AG	35,372	(35,372)	–	–
	$35,372	$(35,372)	$–	$–

First Eagle High Income Fund

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	1,484	–	–	1,484
	$1,484	$–	$–	$1,484

*	The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d) Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities and on broadly based stock indices. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts traded on an exchange are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. Options contracts traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the valuation. If there is only a bid or only an asked price, such price may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

A Fund may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of July 31, 2021, portfolio securities valued at $135,186,176 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the period ended July 31, 2021, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

	First Eagle Global Income Builder Fund	First Eagle Fund Of America
Options Contracts:
Average Number of Contracts - Purchased	-	11,787
Average Number of Contracts - Written	16,577	6,447

At July 31, 2021, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity - Written options	$–	$2,383,858	$1,657,564	$(509,486)

First Eagle Fund of America

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity - Written options	$–	$–	$(257,843)	$(746,245)
Equity - Purchased options	-	-	(3,933,449)	2,857,438